                                    RBC   Funds
   RBC LARGE CAP EQUITY FUND

   RBC MID CAP EQUITY FUND

   RBC SMALL CAP EQUITY FUND

   RBC GOVERNMENT INCOME FUND

   RBC QUALITY INCOME FUND

   RBC NORTH CAROLINA TAX-FREE BOND FUND

INVESTMENT ADVISER
GLENWOOD CAPITAL
MANAGEMENT, INC.
3201 Beechleaf Court, Suite 350
Raleigh, NC 27604

QUESTIONS?
Call 1-800-442-3688
or Your Investment Representative.

                                   PROSPECTUS
                                AUGUST 30, 2001
                        As Supplemented November 1, 2001

                              CLASS A AND CLASS B

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Fund Shares or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

                                                         RISK/RETURN SUMMARY AND FUND EXPENSES
----------------------------------------------------------------------------------------------------------------------
This prospectus describes the
following funds offered by the RBC
Funds (the "Funds"). Carefully review
this important section, which
summarizes each Fund's investments,
risks, past performance, and fees.

                                                         EQUITY FUNDS -- LARGE CAP EQUITY, MID CAP EQUITY FUND AND
                                                         SMALL CAP EQUITY FUND

                                               [ICON]
                                                           3-8  Investment Objectives, Principal Investment
                                                                Strategies, Principal Risks and Performance
                                                                Information
                                                                - 3    Large Cap Equity Fund
                                                                - 5    Mid Cap Equity Fund
                                                                - 7    Small Cap Equity Fund
                                                             9  Fees and Expenses

                                                         BOND FUNDS -- GOVERNMENT INCOME FUND, QUALITY INCOME FUND AND
                                                         NORTH CAROLINA TAX-FREE BOND FUND

                                               [ICON]
                                                         10-15  Investment Objectives, Principal Investment
                                                                Strategies, Principal Risks and Performance
                                                                Information
                                                                - 10   Government Income Fund
                                                                - 12   Quality Income Fund
                                                                - 14   North Carolina Tax-Free Bond Fund
                                                            16  Fees and Expenses
                                                         ADDITIONAL INFORMATION

                                               [ICON]
                                                            17  Investing for Temporary Defensive Purposes
                                                            17  Other Risks
                                                            17  Overview of Risks of the Funds
                                                         RBC FUND MANAGEMENT

                                               [ICON]
Review this section for details                             18  Investment Adviser
on the people and organizations who                         18  Portfolio Managers
oversee the Funds. The Funds are                            19  Distributor and Administrator
managed by Glenwood Capital
Management, Inc. ("GCM"
or the "Adviser").
                                                         SHAREHOLDER INFORMATION

                                               [ICON]
Review this section for                                     20  Pricing of Fund Shares
details on how shares are                                   20  Purchasing and Adding to Your Shares
valued, how to purchase,                                    22  Selling Your Shares
sell and exchange shares,                                   24  General Policies on Selling Shares
related charges and payments                                26  Distribution Arrangements/Sales Charges
of dividends and distributions.                             28  Distribution and Service (12b-1) Fees
                                                            29  Exchanging Your Shares
                                                            30  Dividends, Distributions and Taxes
                                                         FINANCIAL HIGHLIGHTS

                                               [ICON]
                                                            31
                                                         BACK COVER

                                               [ICON]
                                                                Where To Learn More About the Funds

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS



   RBC LARGE CAP EQUITY FUND
   INVESTMENT OBJECTIVE. Long-term capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its net assets in equity securities of large U.S. companies each having $10 billion or more in market capitalization at the time of purchase by the Fund. Investments are primarily in common stocks. The Adviser uses quantitative and qualitative analysis to select stocks for the Fund's portfolio that the Adviser believes offer attractive growth opportunities and are selling at reasonable prices. The Fund pursues this strategy by first considering fundamental factors such as book value, cash flow, earnings, and sales. The Adviser's quantitative analysis also includes in-depth analysis of a company's financial statements. Once a company passes this quantitative screening process, the Adviser utilizes a more traditional qualitative approach. This analysis considers factors such as liquidity, use of leverage, management strength, and the company's ability to execute its business plan. A portion of the Fund's assets may be invested in securities of non-U.S. companies, generally through American Depository Receipts ("ADRs"). The Adviser will consider selling those securities which no longer meet the Fund's criteria for investing. The Fund may also engage to a limited extent in short sales "against the box" and certain other hedging transactions in an effort to offset anticipated negative market movements.

   MARKET CAPITALIZATION is a common measure of the size of a company. It is the market price of a share of the company's stock multiplied by the number of shares that are outstanding.

   SHORT SALES "AGAINST THE BOX". In a short sale, the buyer agrees to sell a security it does not own. The buyer then buys or borrows the security to complete the sale. The Fund may engage only in short sales "against the box." Thus, the Fund may sell a security short only if it already owns, or has the right to obtain at no additional cost, an equal amount of the security. In these transactions, the Fund seeks to hedge against the decline in the price of the security.

   A full discussion of all permissible investments can be found in the Funds' Statement of Additional Information ("SAI").

   PRINCIPAL RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund.

   MARKET RISK. Market risk means that the stock market fluctuates in general, which may affect the performance of any individual stock.

   SELECTION RISK. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

   FOREIGN INVESTMENT RISK. The Fund may invest a portion of its assets in foreign securities. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability,
   (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets.

   HEDGING RISK. The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. They can cause the Fund to lose money or to fail to get the benefit of a gain. Such negative effects may occur, for example, if the market moves in a direction that the Adviser does not anticipate or if the Fund is not able to close out its position in a hedging instrument or transaction.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS



   PERFORMANCE INFORMATION
   The bar chart and table provide an indication of the risks of an investment in the Large Cap Equity Fund by showing its performance from year to year and as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500(R)") in the table below is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange ("NYSE"). The returns for Class B Shares may be lower than the Class A Shares' returns shown in the bar chart because expenses of the classes differ. Past performance does not indicate how the Fund will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE*
            YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES**
        (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF DIVIDENDS AND
                                  DISTRIBUTIONS.)
   PERFORMANCE CHART

1991                                                            18.22%
92                                                               9.98
93                                                              12.42
94                                                              -2.88
95                                                              31.38
96                                                              20.02
97                                                               27.8
98                                                              15.46
99                                                              24.58
00                                                             -11.95



    Best quarter:      Q4  1998      23.37%
    Worst quarter:     Q3  1998      -9.56%

For the period January 1, 2001 through September 30, 2001, the aggregate (non-annualized) total return of the Fund's Class A Shares was -24.08%.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDING DECEMBER 31, 2000)

                                                                          SINCE
                                            PAST     PAST 5   PAST 10   INCEPTION
                                            YEAR     YEARS     YEARS    12/31/90
 Class A Shares**                          -11.95%   14.20%   13.68%     13.68%
 Class B Shares (with applicable CDSC)***  -16.65%   13.27%   12.99%     12.99%
 S&P 500 Index(R)                           -9.11%   18.35%   17.46%     17.46%

   * The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by the Adviser (including its predecessor) and managed the same as the Fund in all material respects, for periods dating back to December 31, 1990, and prior to the Fund's commencement of operations on October 1, 1996, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The Commingled account was not registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

   ** Prior to November 1, 2001, the Fund's Class A Shares were sold subject to a front-end sales charge.

   *** Class B Shares offering is closed to new investors effective November 1, 2001.

   WHO MAY WANT TO INVEST?

   CONSIDER INVESTING IN THE FUND IF YOU ARE:

       - Pursuing a long-term goal such as retirement

       - Seeking to add a conservative growth component to your portfolio

       - Willing to accept the higher risks of investing in the stock market

   THE FUND WILL NOT BE APPROPRIATE FOR ANYONE:

       - Seeking monthly income

       - Pursuing a short-term goal or investing emergency reserves

       - Seeking safety of principal

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS



   RBC MID CAP EQUITY FUND
   INVESTMENT OBJECTIVE. Long-term capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its net assets in equity securities of mid-sized companies that fall within the range of companies in the Standard and Poor's Mid Cap 400 Composite Stock Price Index (the "S&P MidCap 400 Index") at the time of purchase by the Fund. Investments are primarily in common stocks. The Adviser uses quantitative and qualitative analysis to select stocks for the Fund's portfolio that the Adviser believes offer attractive growth opportunities and are selling at reasonable prices. The Adviser pursues this strategy by first considering fundamental factors such as book value, cash flow, earnings, and sales. The Adviser's quantitative analysis also includes in-depth analysis of a company's financial statements. Once a company passes this quantitative screening process, the Adviser utilizes a more traditional qualitative approach. This analysis considers factors such as liquidity, use of leverage, management strength, and the company's ability to execute its business plan. The Fund expects to invest primarily in securities of U.S.-based companies, but it may also invest in securities of non-U.S. companies, generally through ADRs. As of May 31, 2001, the range of market capitalization of companies within the S&P Mid Cap 400 Index was $197 million to $10.1 billion. The Adviser will consider selling those securities which no longer meet the Fund's criteria for investing. The Fund may also engage to a limited extent in short sales "against the box" and certain other hedging transactions in an effort to offset anticipated negative market movements.

   A full discussion of all permissible investments can be found in the SAI.

   PRINCIPAL RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund.

   MARKET RISK. Market risk means that the stock market fluctuates in general, which may affect the performance of any individual stock.

   SELECTION RISK. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

   CAPITALIZATION RISK. Stocks of smaller companies carry higher risks than those of larger companies. They may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the price it wants. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund's net asset value may be subject to rapid and substantial changes.

   FOREIGN INVESTMENT RISK. The Fund may invest a portion of its assets in foreign securities. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability,
   (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets.

   HEDGING RISK. The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. They can cause the Fund to lose money or to fail to get the benefit of a gain. Such negative effects may occur, for example, if the market moves in a direction that the Adviser does not anticipate or if the Fund is not able to close out its position in a hedging instrument or transaction.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS



   PERFORMANCE INFORMATION
   The bar chart and table provide an indication of the risks of an investment in the Mid Cap Equity Fund by showing its performance from year to year and as compared to a broad-based securities index. S&P Mid Cap 400 Index in the table below is an unmanaged index of 400 selected common stocks of mid-sized companies. The returns for Class B Shares may be lower than the Class A Shares' returns shown in the bar chart because expenses of the classes differ. Past performance does not indicate how the Fund will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE*
            YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES**
        (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF DIVIDENDS AND
                                  DISTRIBUTIONS.)
   [PERFORMANCE BAR CHART AND TABLE]

1991                                                           30.32%
92                                                             15.56
93                                                             17.65
94                                                              -8.4
95                                                             34.91
96                                                             23.99
97                                                             26.29
98                                                             21.19
99                                                             10.68
00                                                             15.13



    Best quarter:      Q4  1998      28.96%
    Worst quarter:     Q3  1998     -12.76%

For the period January 1, 2001 through September 30, 2001, the aggregate (non-annualized) total return of the Fund's Class A Shares was -14.56%. AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDING DECEMBER 31, 2000)

                                                                         SINCE
                                            PAST    PAST 5   PAST 10   INCEPTION
                                            YEAR    YEARS     YEARS    12/31/90
 Class A Shares**                          15.13%   19.31%   18.11%     18.11%
 Class B Shares (with applicable CDSC)***   9.81%   18.39%   17.39%     17.39%
 S&P Mid Cap 400 Index                     17.51%   20.41%   19.86%     19.86%

   * The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by the Adviser (including its predecessor) and managed the same as the Fund in all material respects, for periods dating back to December 31, 1990 and prior to the Fund's commencement of operations on June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The Commingled account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

   ** Prior to November 1, 2001, the Fund's Class A shares were sold subject to a front-end sales charge.

   *** Class B shares offering is closed to new investors effective November 1, 2001.

   WHO MAY WANT TO INVEST?

   CONSIDER INVESTING IN THE FUND IF YOU ARE:

       - Pursuing a long-term goal such as retirement

       - Seeking to add a moderate growth component to your portfolio

       - Willing to accept the higher risks of investing in the stock market

   THE FUND WILL NOT BE APPROPRIATE FOR ANYONE:

       - Seeking monthly income

       - Pursuing a short-term goal or investing emergency reserves

       - Seeking safety of principal

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS



   RBC SMALL CAP EQUITY FUND
   INVESTMENT OBJECTIVE. Long-term capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its net assets in the equity securities of small companies. These equity securities are primarily common stocks but also include preferred stocks and securities convertible into stock. Small companies are defined as those with market capitalizations that fall within the range of the companies in the S&P 600 Small Cap Index at the time of purchase by the Fund. As of May 31, 2001, the range of market capitalization of companies in the S&P 600 Small Cap Index was $52 million to $2.6 billion. The Adviser uses quantitative and qualitative analysis to select stocks of issuers the Adviser believes offer attractive growth opportunities and are selling at reasonable prices. The Adviser pursues this strategy by first considering fundamental factors such as book value, cash flow, earnings, and sales. The Adviser's quantitative analysis also includes in-depth analysis of a company's financial statements. Once a company passes this quantitative screening process, the Adviser utilizes a more traditional qualitative approach. This analysis considers factors such as liquidity, use of leverage, management strength, and the company's ability to execute its business plan. The Fund may also invest a portion of its assets in equity and debt securities of non-U.S. issuers, generally in the form of ADRs. The Adviser may elect to exclude an eligible company from the Fund's portfolio if it believes the company is in financial difficulty or if it believes that the company's stock is too illiquid. The Adviser will consider selling investments if the issuer's market capitalization increases to the point that it is ranked in the top half of all NYSE companies. The Fund may also engage to a limited extent in short sales "against the box" and certain other hedging transactions in an effort to offset anticipated negative market movements.

   A full discussion of all permissible investments can be found in the SAI.

   PRINCIPAL RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund.

   MARKET RISK. Market risk means that the stock market fluctuates in general, which may affect the performance of any individual stock.

   SELECTION RISK. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

   CAPITALIZATION RISK. Stocks of smaller companies carry higher risks than those of larger companies. They may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the price it wants. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund's net asset value may be subject to rapid and substantial changes.

   FOREIGN INVESTMENT RISK. The Fund may invest a portion of its assets in foreign securities. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability,
   (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets.

   HEDGING RISK. The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. They can cause the Fund to lose money or to fail to get the benefit of a gain. Such negative effects may occur, for example, if the market moves in a direction that the Adviser does not anticipate or if the Fund is not able to close out its position in a hedging instrument or transaction.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS


   PERFORMANCE INFORMATION
   The bar chart and table provide an indication of the risks of an investment in the Small Cap Equity Fund by showing its performance from year to year and as compared to a broad-based securities index. The S&P 600 Small Cap Index, in the table below, is an unmanaged index of selected small capitalization stocks representative of the small company sector of the equity market. The returns for Class B Shares may be lower than the Class A Shares' returns shown in the bar chart because expenses of the classes differ. Past performance does not indicate how the Fund will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE*
            YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES**
        (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF DIVIDENDS AND
                                  DISTRIBUTIONS.)
   [PERFORMANCE BAR CHART AND TABLE]

1995                                                          20.48%
96                                                            22.74
97                                                            31.66
98                                                              8.9
99                                                            10.41
00                                                             10.7



    Best quarter:      Q4  1998     23.93%
    Worst quarter:     Q3  1998    -17.99%

For the period January 1, 2001 through September 30, 2001, the aggregate (non-annualized) total return of the Fund's Class A Shares was -18.84%. AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDING DECEMBER 31, 2000)

                                                       PAST    PAST 5     SINCE
                                           INCEPTION   YEAR    YEARS    INCEPTION
 Class A Shares**                           1/01/95    10.70%  16.50%     17.16%
 Class B Shares (with applicable CDSC)***   1/01/95     4.82%  15.56%     16.39%
 S&P 600 Small Cap Index                   12/31/94    11.80%  13.57%     16.15%

   * The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by the Adviser (including its predecessor) and managed the same as the Fund in all material respects, for periods dating back to January 1, 1995, and prior to the Fund's commencement of operations on May 2, 1997, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The Commingled account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if included, would cause performance to be lower).

   ** Prior to November 1, 2001, the Fund's Class A shares were sold subject to a front-end sales charge.

   *** Class B shares offering is closed to new investors effective November 1, 2001.

   WHO MAY WANT TO INVEST?

   CONSIDER INVESTING IN THE FUND IF YOU ARE:

       - Pursuing a long-term goal such as retirement

       - Seeking to add an aggressive growth component to your portfolio

       - Willing to accept the higher risks of investing in the stock market

   THE FUND WILL NOT BE APPROPRIATE FOR ANYONE:

       - Seeking monthly income

       - Pursuing a short-term goal or investing emergency reserves

       - Seeking safety of principal

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS



   FEES AND EXPENSES
   This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Funds.

                                   FEE TABLE

                                                        LARGE CAP               MID CAP               SMALL CAP
                                                       EQUITY FUND            EQUITY FUND            EQUITY FUND
                                                   A SHARES   B SHARES*   A SHARES   B SHARES*   A SHARES   B SHARES*
    ----------------------------------------------------------------------------------------------------------------------
    SHAREHOLDER FEES
      (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on
      Purchases (as a % of offering price)           None       None        None       None        None       None
    Maximum Deferred Sales Charge (Load)(1) (as
      a % of offering or sales price, whichever
      is less)                                       None       5.00%       None       5.00%       None       5.00%
    ANNUAL FUND OPERATING EXPENSES
      (expenses that are deducted from Fund
      assets)
    Management fees                                  0.70%      0.70%       0.70%      0.70%       0.70%      0.70%
    Distribution (12b-1) fees(2)                     0.50%      1.00%       0.50%      1.00%       0.50%      1.00%
    Other expenses                                   0.30%      0.30%       0.36%      0.36%       0.54%      0.54%
                                                     ----       ----        ----       ----        ----       ----
    TOTAL ANNUAL FUND OPERATING EXPENSES             1.50%      2.00%       1.56%      2.06%       1.74%      2.24%
                                                     ----       ----        ----       ----        ----       ----

   (1) A contingent deferred sales charge ("CDSC") on Class B shares declines over five years starting with year one and ending in year six as follows:
       5%, 4%, 3%, 2%, 1%, 0%.

   (2) Distribution (12b-1) fees can cause a long-term shareholder to pay more than the maximum initial sales charge permitted by the NASD.

   EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE EQUITY FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES:

     - $10,000 INVESTMENT

     - 5% ANNUAL RETURN AND REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

     - REDEMPTION AT THE END OF EACH PERIOD

   ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

                                                       LARGE CAP               MID CAP               SMALL CAP
                                                      EQUITY FUND            EQUITY FUND            EQUITY FUND
                                                  A SHARES   B SHARES*   A SHARES   B SHARES*   A SHARES   B SHARES*
    ---------------------------------------------------------------------------------------------------------------------
    ONE YEAR AFTER PURCHASE                        $  153     $  703      $  159     $  709      $  177     $  727
    THREE YEARS AFTER PURCHASE                     $  474     $  927      $  493     $  946      $  548     $1,000
    FIVE YEARS AFTER PURCHASE                      $  818     $1,178      $  850     $1,208      $  944     $1,300
    TEN YEARS AFTER PURCHASE                       $1,791     $2,139      $1,856     $2,202      $2,052     $2,391

   Based on the same assumptions above except assuming no redemption at the end of each period, your costs of investing in Class B Shares would be:

                                                       LARGE CAP               MID CAP               SMALL CAP
                                                      EQUITY FUND            EQUITY FUND            EQUITY FUND
                                                        B SHARES               B SHARES               B SHARES
                                                     WITHOUT CDSC*          WITHOUT CDSC*          WITHOUT CDSC*
    ---------------------------------------------------------------------------------------------------------------------
    ONE YEAR AFTER PURCHASE                              $  203                 $  209                 $  227
    THREE YEARS AFTER PURCHASE                           $  627                 $  646                 $  700
    FIVE YEARS AFTER PURCHASE                            $1,078                 $1,108                 $1,200
    TEN YEARS AFTER PURCHASE                             $2,139                 $2,202                 $2,391

   * Class B Shares offering is closed to new investors effective November 1, 2001.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS



   RBC GOVERNMENT INCOME FUND
   INVESTMENT OBJECTIVES. Relatively high current income consistent with relative stability of principal and safety.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its net assets in U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities). The Fund's investments in securities guaranteed by U.S. government agencies are primarily mortgage backed securities. In general, its investments will have maximum maturities of ten years. By limiting the maturity of its portfolio securities, the Fund seeks to moderate principal fluctuations. In addition, the Fund's Adviser pursues the Fund's investment objective by actively managing portfolio maturity and security selection by considering economic and market conditions. While short-term interest rate bets are avoided, the Adviser constantly monitors economic conditions and adjusts portfolio maturity, where appropriate, to capitalize on interest rate trends. Security selection is managed considering factors such as credit risk and relative interest rate yields available among fixed income market sectors.

   To permit desirable flexibility, the Fund has authority to invest a portion of its assets in corporate debt securities rated A or better by Standard and Poor's ("S&P") or Moody's Investor Services ("Moody's") (or deemed of comparable quality by the Adviser) and high quality money market instruments including commercial paper rated A-1 or better by S&P or Prime or better by Moody's (or deemed by the Adviser to be of comparable quality); certificates of deposit, bankers' acceptances and other short-term debt obligations of banks with total assets of at least $1 billion; and repurchase agreements with respect to securities in which the Fund is authorized to invest.

   While the Fund will not normally engage in frequent trading of portfolio securities, it will make changes in its investment portfolio from time to time as economic conditions and market prices dictate based on the Fund's investment objective. The Fund may also sell a security if it falls below the minimum credit quality required for purchase. If the Fund does buy and sell securities frequently, there will be increased transaction costs, which can negatively impact Fund performance and cause additional taxable gains to shareholders.

   A full discussion of all permissible investments can be found in the SAI.

   PRINCIPAL RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   INTEREST RATE RISK. All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's bond investments, and of its shares, will decline. In general, the longer the maturity of a bond, the higher the risk of price fluctuation.

   CREDIT RISK. Bonds are subject to the risk that the issuer may not make timely payments of principal and interest, or may default. The lower the credit rating of an instrument or its issuer, the higher the level of credit risk.

   MARKET RISK. Market risk means that the bond market fluctuates in general, which may affect the performance of any individual fixed income security.

   SELECTION RISK. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives.

   PREPAYMENT RISK. The Fund's investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. Such prepayments are common when interest rates decline. When such a prepayment occurs, no additional interest will be paid on the amount of principal prepaid. Prepayment exposes the Fund to lower than anticipated return on its investment and to potentially lower return upon subsequent reinvestment of the principal.

   CALL RISK. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS


   PERFORMANCE INFORMATION
   The bar chart and table provide an indication of the risks of an investment in the Government Income Fund by showing its performance from year to year and as compared to a broad-based securities index. The Lehman Brothers Intermediate Government/Credit Index in the table below is an unmanaged index comprised of U.S. Treasury issues, debt of U.S. Government agencies and corporate debt guaranteed by the U.S. Government. The returns for Class B Shares may be lower than the Class A Shares' returns shown in the bar chart because expenses of the classes differ. Past performance does not indicate how the Fund will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE*
            YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES**
        (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF DIVIDENDS AND
                                  DISTRIBUTIONS.)
   [Performance Bar Chart and Table*]

1991                                                         11.11%
92                                                            5.49
93                                                            6.46
94                                                           -1.91
95                                                           13.23
96                                                             2.5
97                                                            7.07
98                                                             7.2
99                                                            0.64
00                                                            9.33



    Best quarter:      Q2  1995      4.09%
    Worst quarter:     Q1  1994     -1.47%

For the period January 1, 2001 through September 30, 2001, the aggregate (non-annualized) total return of the Fund's Class A Shares was 8.30%. AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDING DECEMBER 31, 2000)

                                                                         SINCE
                                            PAST    PAST 5   PAST 10   INCEPTION
                                            YEAR    YEARS     YEARS    12/31/90
 Class A Shares**                           9.33%   5.39%     6.02%      6.02%
 Class B Shares (with applicable CDSC)***   5.79%   4.66%     5.43%      5.43%
 Lehman Brothers Intermediate Government/
   Credit Index                            10.47%   6.18%     7.19%      7.19%

   * The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by the Adviser (including its predecessor) and managed the same as the Fund in all material respects, for periods dating back to December 31, 1990, and prior to the Fund's commencement of operations on June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The Commingled account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

   ** Prior to November 1, 2001, the Fund's Class A Shares were sold subject to a front-end sales charge.

   *** Class B Shares offering is closed to new investors effective November 1, 2001.

   WHO MAY WANT TO INVEST?

   CONSIDER INVESTING IN THE FUND IF YOU ARE:

       - Seeking to add a monthly income component to your portfolio

       - Willing to accept the risks of price and dividend fluctuations

   THE FUND WILL NOT BE APPROPRIATE FOR ANYONE SEEKING SAFETY OF PRINCIPAL.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS



   RBC QUALITY INCOME FUND
   INVESTMENT OBJECTIVES. Current income and capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its net assets in U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities) and corporate debt obligations as well as other fixed income securities such as asset backed securities, mortgage backed securities and bank obligations. At least 70% of the Fund's net assets will be invested in fixed income securities rated at the time of purchase in one of the three highest categories by nationally recognized statistical rating organizations ("Rating Agencies") (or unrated securities determined to be comparable in quality). The Fund primarily focuses on maximizing current income. However, the Fund also may purchase fixed income securities that the Adviser believes have potential for capital appreciation in an attempt to achieve a high level of total return. The Fund also seeks to increase its total return by shortening the average maturity of its portfolio when it expects interest rates to increase and lengthening the average maturity to take advantage of expected interest rate declines. The Fund expects to maintain a dollar-weighted average portfolio maturity between five and fifteen years. The Adviser diversifies the Fund's holdings among sectors it considers favorable and reallocates assets in response to actual and expected market and economic changes.

   In selecting individual securities, the Adviser considers various factors, including outlook for the economy and anticipated changes in interest rates and inflation, securities that appear to be inexpensive relative to other comparable securities, and securities that have the potential for an upgrade of their credit rating. A rating upgrade typically would increase the value of the security.

   Up to 30% of the total assets may be invested in securities rated BBB by S&P or Baa by Moody's (or, if unrated, deemed of comparable quality by the Adviser), preferred stocks, zero coupon obligations and convertible securities. The Fund may use covered options or interest-rate futures contracts to lengthen or shorten the Fund's average portfolio maturity.

   The Fund may sell a security if it falls below the minimum credit quality required for purchase, but it is not required to do so.

   A full discussion of all permissible investments can be found in the SAI.

   PRINCIPAL RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   INTEREST RATE RISK. All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's bond investments, and of its shares, will decline. In general, the longer the maturity of a bond, the higher the risk of price fluctuation.

   CREDIT RISK. Bonds are subject to the risk that the issuer may not make timely payments of principal and interest, or may default. The lower the credit rating of an instrument or its issuer, the higher the level of credit risk. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in the four highest rating categories. Obligations rated in the fourth highest rating category are considered to have speculative characteristics. If an issuer of fixed income securities defaults on its obligations to pay interest and repay principal, or a bond's credit rating is downgraded, the Fund could lose money.

   MARKET RISK. Market risk means that the bond market fluctuates in general, which may affect the performance of any individual fixed income security.

   SELECTION RISK. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives.

   PREPAYMENT RISK. The Fund's investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. Such prepayments are common when interest rates decline. When such a prepayment occurs, no additional interest will be paid on the amount of principal prepaid. Prepayment exposes the Fund to lower than anticipated return on its investment and to potentially lower return upon subsequent reinvestment of the principal.

   CALL RISK. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS



   PERFORMANCE INFORMATION
   The bar chart and table provide an indication of the risks of an investment in the Quality Income Fund by showing performance of its first full year of operation and as compared to a broad-based securities index. The Lehman Brothers Intermediate Government/Credit Index in the table below is an unmanaged index comprised of U.S. Treasury issues, debt of U.S. Government agencies and corporate debt guaranteed by the U.S. Government. The returns for Class B Shares may be lower than the Class A Shares' returns shown in the bar chart because expenses of the classes differ. Past performance does not indicate how the Fund will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE*
            YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES**
        (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF DIVIDENDS AND
                                  DISTRIBUTIONS.)
   [Performance Bar Chart and Table*]

2000                                                          11.41%


    Best quarter:      Q4  2000     4.71%
    Worst quarter:     Q2  2000     0.21%

For the period January 1, 2001 through September 30, 2001, the aggregate (non-annualized) total return of the Fund's Class A Shares was 6.56%.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDING DECEMBER 31, 2000)

                                           INCEPTION    PAST      SINCE
                                             DATE       YEAR    INCEPTION
 Class A Shares**                           5/11/99    11.41%     6.35%
 Class B Shares
   (with applicable CDSC)***                6/12/00        NA     5.76%
 Lehman Brothers Government/Credit Index    5/11/99    11.84%     6.16%

   * Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

   ** Prior to November 1, 2001, the Fund's Class A Shares were sold subject to a front-end sales charge.

   *** Class B Shares offering is closed to new investors effective November 1, 2001.

   WHO MAY WANT TO INVEST?

   CONSIDER INVESTING IN THE FUND IF YOU ARE:

       - Seeking to add a monthly income component to your portfolio

       - Willing to accept the risks of price and dividend fluctuations

   THE FUND WILL NOT BE APPROPRIATE FOR ANYONE SEEKING SAFETY OF PRINCIPAL.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS



   RBC NORTH CAROLINA TAX - FREE BOND FUND
   INVESTMENT OBJECTIVES. High current income that is free from both federal income tax and North Carolina personal income tax, together with relative safety of principal.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in obligations issued by the State of North Carolina, its political subdivisions, and their agencies and instrumentalities, the income from which, in the opinion of the issuer's bond counsel, is exempt from regular federal and North Carolina personal income taxes. The Fund must normally (i.e., at times other than when investing for temporary, defensive purposes), invest at least 80% of its net assets in securities producing income that is not subject to regular federal income tax. However, the Fund will attempt to provide income that is fully free from regular federal and North Carolina personal income tax as well as from federal alternative minimum tax ("AMT"). The Fund must, under normal market conditions, have at least 80% of the Fund's net assets invested in municipal obligations issued by the State of North Carolina or its political subdivisions and at least 65% of its total assets invested in bonds, although it expects generally to have higher portions invested in those instruments. The Fund maintains a dollar-weighted average portfolio maturity between five and ten years. No security in the Fund will have a remaining maturity of more than fifteen years.

   The Fund will purchase securities rated at least A or SP-1 by S&P or A or MIG-1 by Moody's or other rated or unrated securities of comparable quality. The Fund may invest up to 20% of its total assets in AMT obligations (10% maximum); U.S. Government securities; bank obligations; commercial paper; other taxable debt obligations and cash reserves; and repurchase agreements. The Fund may temporarily invest up to 50% in taxable and AMT investments under unusual market conditions.

   The Adviser varies the average portfolio maturity and reallocates its investments from time to time in response to actual and expected interest rate movements as well as other market and economic conditions.

   The Fund may also sell a security if it falls below the minimum credit quality required for purchase.

   A full discussion of all permissible investments can be found in the SAI.

   PRINCIPAL RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   INTEREST RATE RISK. All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's bond investments, and of its shares, will decline. In general, the longer the maturity of a bond, the higher the risk of price fluctuation.

   CREDIT RISK. Bonds are subject to the risk that the issuer may not make timely payments of principal and interest, or may default. The lower the credit rating of an instrument or its issuer, the higher the level of credit risk. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in the three highest rating categories.

   MARKET RISK. Market risk means that the bond market fluctuates in general, which may affect the performance of any individual fixed income security.

   SELECTION RISK. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives.

   STATE SPECIFIC RISK. Because the Fund invests primarily in securities issued by North Carolina and its municipalities, it is more vulnerable to unfavorable political, economic or regulatory factors that may impair the ability of North Carolina issuers to pay interest or repay principal on their debt obligations than a fund that invests in obligations of many different states.

   CALL RISK. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS



   PERFORMANCE INFORMATION
   The bar chart and table provide an indication of the risks of an investment in the North Carolina Tax Free Bond Fund by showing its performance from year to year and as compared to a broad-based securities index. The Lehman Brothers Five-Year General Obligation Municipal Bond Index ("Lehman 5 yr. G.O. Muni Index") is an unmanaged index of debt obligations issued by municipalities. The returns for Class B Shares may be lower than the Class A Shares' returns shown in the bar chart because expenses of the classes differ. Past performance does not indicate how the Fund will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE*
            YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES**
        (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF DIVIDENDS AND
                                  DISTRIBUTIONS.)
   [Performance Bar Chart and Table*]

1992                                                          5.03%
93                                                             7.7
94                                                           -4.22
95                                                           12.27
96                                                            2.52
97                                                            8.03
98                                                            5.59
99                                                            -1.6
00                                                            7.89



    Best quarter:      Q1  1995     4.61%
    Worst quarter:     Q1  1994    -3.58%

For the period January 1, 2001 through September 30, 2001, the aggregate (non-annualized) total return of the Fund's Class A Shares was 5.21%. AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDING DECEMBER 31, 2000)

                                                             SINCE
                                           PAST   PAST 5   INCEPTION
                                           YEAR   YEARS     1/31/91
 Class A Shares(**)                        7.89%   4.63%     4.85%
 Class B Shares (with applicable
   CDSC)(***)                              4.24%   3.90%     4.30%
 Lehman 5 yr. G.O. Muni Index              0.74%   5.71%     5.96%

   * The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by the Adviser (including its predecessor) and managed the same as the Fund in all material respects, for periods dating back to January 31, 1991, and prior to the Fund's commencement of operations on June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The Commingled account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).
   ** Prior to November 1, 2001, the Fund's Class A shares were sold subject to a front-end sales charge.
   *** Class B shares offering is closed to new investors effective November 1, 2001.

   WHO MAY WANT TO INVEST?

   CONSIDER INVESTING IN THE FUND IF YOU ARE:

       - Seeking to add a monthly income component to your portfolio

       - Willing to accept the risks of price and dividend fluctuations

       - Seeking current income exempt from federal income taxes and North Carolina state personal income taxes

   THE FUND WILL NOT BE APPROPRIATE FOR:

       - Tax exempt institutions and certain retirement plans that are unable to benefit from the receipt of tax-exempt dividends

       - Residents of states other than North Carolina that are unable to benefit from the receipt of dividends exempt from North Carolina personal income taxes

       - Anyone seeking safety of principal

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS



   FEES AND EXPENSES
   This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Funds.

                                     FEE TABLE

                                                        GOVERNMENT              QUALITY             NORTH CAROLINA
                                                       INCOME FUND            INCOME FUND         TAX-FREE BOND FUND
                                                   A SHARES   B SHARES*   A SHARES   B SHARES*   A SHARES   B SHARES*
    ----------------------------------------------------------------------------------------------------------------------
    SHAREHOLDER FEES
      (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on
      Purchases ()(as a % of offering price)         None       None        None       None        None       None
    Maximum Deferred Sales Charge (Load)(1)          None       3.00%       None       3.00%       None       3.00%
    (as a % of offering or sales price,
      whichever is less)
    ANNUAL FUND OPERATING EXPENSES
      (expenses that are deducted from Fund
      assets)
    Management fees                                  0.30%      0.30%       0.60%      0.60%       0.35%      0.35%
    Distribution (12b-1) fees(2)                     0.50%      1.00%       0.50%      1.00%       0.50%      1.00%
    Other expenses                                   0.38%      0.38%       0.31%      0.30%       0.43%      0.42%
                                                     ----       ----        ----       ----        ----       ----
    TOTAL ANNUAL FUND OPERATING EXPENSES             1.18%      1.68%       1.41%      1.90%       1.28%      1.77%
                                                     ----       ----        ----       ----        ----       ----

   (1) A contingent deferred sales charge ("CDSC") on Class B shares declines over five years starting with year one and ending in year six as follows:
       3%, 3%, 3%, 2%, 1%, 0%.
   (2) Distribution (12b-1) fees can cause a long-term shareholder to pay more than the maximum initial sales charge permitted by the NASD.

   EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE BOND FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES:

     - $10,000 INVESTMENT

     - 5% ANNUAL RETURN AND REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

     - REDEMPTION AT THE END OF EACH PERIOD

   ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

                                                         GOVERNMENT              QUALITY             NORTH CAROLINA
                                                        INCOME FUND            INCOME FUND         TAX-FREE BOND FUND
                                                    A SHARES   B SHARES*   A SHARES   B SHARES*   A SHARES   B SHARES*
    -----------------------------------------------------------------------------------------------------------------------
    ONE YEAR AFTER PURCHASE                          $  120     $  471      $  144     $  493      $  130     $  480
    THREE YEARS AFTER PURCHASE                       $  375     $  830      $  446     $  897      $  406     $  857
    FIVE YEARS AFTER PURCHASE                        $  649     $1,013      $  771     $1,126      $  702     $1,059
    TEN YEARS AFTER PURCHASE                         $1,432     $1,792      $1,691     $2,035      $1,545     $1,895

   Based on the same assumptions above except assuming no redemption at the end of each period, your costs of investing in Class B Shares would be:

                                                        GOVERNMENT              QUALITY           NORTH CAROLINA
                                                        INCOME FUND           INCOME FUND       TAX-FREE BOND FUND
                                                         B SHARES              B SHARES              B SHARES
                                                      WITHOUT CDSC(*)       WITHOUT CDSC(*)       WITHOUT CDSC(*)
    --------------------------------------------------------------------------------------------------------------------
    ONE YEAR AFTER PURCHASE                                $ 171                 $ 193                 $ 180
    THREE YEARS AFTER PURCHASE                             $ 530                 $ 597                 $ 557
    FIVE YEARS AFTER PURCHASE                              $ 913                $1,026                 $ 959
    TEN YEARS AFTER PURCHASE                              $1,792                $2,035                $1,895

   (*) Class B shares offering is closed to new investors effective November 1, 2001.

 [ICON]

 DESCRIPTION OF THE FUNDS                 ADDITIONAL INFORMATION



   INVESTING FOR TEMPORARY DEFENSIVE PURPOSES
   When GCM determines that market conditions are appropriate, each of the Equity and Bond Funds may, for temporary defensive purposes, hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income). Each of the Equity and Bond Funds may invest up to 100% of its assets in money market instruments including short-term U.S. government securities, bank obligations and commercial paper. The Mid Cap, Large Cap and Small Cap Equity Funds' defensive investments may include instruments rated in the top three rating categories but up to 15% of each Equity Fund's assets may be invested in securities rated BBB or Baa by S&P or Moody's. These instruments may have speculative characteristics. Each of the Bond Funds may also shorten its dollar-weighted average maturity below its normal range if such action is deemed appropriate by GCM for temporary defensive purposes. In addition, the North Carolina Tax-Free Bond Fund may invest up to 50% of its total assets for temporary defensive purposes in investments producing taxable income and in AMT obligations. The Equity Funds may invest in equity securities which in the Adviser's opinion are more conservative than the types of securities that the Funds typically invest in. If a Fund is investing defensively, it will not be pursuing its investment objective.
OTHER RISKS.
   HEDGING RISK. Each of the Funds is permitted to engage to a limited extent in various hedging transactions, such as options and futures contracts. The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. They can cause the Fund to lose money or to fail to get the benefit of a gain. Such negative effects may occur, for example, if the market moves in a direction that the Adviser does not anticipate or if the Fund is not able to close out its position in a hedging instrument or transaction.

                            RISK PROFILE OF MUTUAL FUNDS

                                                              [GRAPHIC]

                          OVERVIEW OF RISKS OF THE FUNDS

    ------------------------------------------------------------------------------------------------------------------
                                                             FOREIGN
                                       MARKET   SELECTION   INVESTMENT   INTEREST    CREDIT   PREPAYMENT   HEDGING
                                        RISK      RISK         RISK      RATE RISK    RISK       RISK       RISK
    ------------------------------------------------------------------------------------------------------------------
      Large Cap Equity Fund              X          X           X                                             X
    ------------------------------------------------------------------------------------------------------------------
      Mid Cap Equity Fund                X          X           X                                             X
    ------------------------------------------------------------------------------------------------------------------
      Small Cap Equity Fund              X          X           X                                             X
    ------------------------------------------------------------------------------------------------------------------
      Government Income Fund             X          X                        X         X          X           X
    ------------------------------------------------------------------------------------------------------------------
      Quality Income Fund                X          X                        X         X          X           X
    ------------------------------------------------------------------------------------------------------------------
      North Carolina Tax-Free Bond
         Fund                            X          X                        X         X                      X
    ------------------------------------------------------------------------------------------------------------------

   A complete description of these and other risks can be found in the sections "Principal Risks," under each Fund summary.

 [ICON]

 MANAGEMENT OF THE FUNDS                         FUND MANAGEMENT



   INVESTMENT ADVISER

   The Funds are advised by Glenwood Capital Management, Inc. ("GCM" or the "Adviser"). GCM is a newly-formed, wholly-owned subsidiary of RBC Centura Bank, which is a wholly owned subsidiary of RBC Centura Banks, Inc. GCM maintains offices at 3201 Beechleaf Court, Suite 350, Raleigh, North Carolina 27604. RBC Centura Bank is a member of the Federal Reserve System and manages the financial assets of individual and institutional investors. RBC Centura Banks is wholly owned by Royal Bank of Canada ("RBC"). RBC is a diversified financial services company that provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, online banking and transaction processing on a global basis. RBC employs approximately 50,000 people who serve approximately 10 million personal, business and public sector customers in North America and in some 30 countries around the world. GCM has approximately $1.5 billion in assets under management as of May 31, 2001 and has over 60 years of investment management experience. GCM employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities.

   For these advisory services, the Funds paid fees as follows during the fiscal year ended April 30, 2001:

                                                                  AS A PERCENTAGE OF
                                                                  AVERAGE NET ASSETS
                                                                   AS OF 4/30/2001
   Large Cap Equity Fund                                                 0.70%
   Mid Cap Equity Fund                                                   0.70%
   Small Cap Equity Fund                                                 0.70%
   Government Income Fund                                                0.30%
   Quality Income Fund                                                   0.60%
   North Carolina Tax-Free Bond Fund                                     0.35%

   PORTFOLIO MANAGERS

   GCM has several portfolio managers committed to the day-to-day management of the Funds, each of whom provided these services for the Funds through RBC Centura Bank, prior to the assumption of the Funds' investment advisory contract by GCM in April, 2001.

   TED PONKO, CFA, has primary responsibility for management of the RBC LARGE CAP EQUITY FUND as well as co-management responsibility for the RBC SMALL CAP EQUITY FUND. Mr. Ponko has been a portfolio manager with RBC Centura Bank since August 1998. From March 1993 to July 1998, Mr. Ponko was a trust officer with RBC Centura Bank. Mr. Ponko has 14 years of experience in trust sales, administration, and investment. In 1978 he received a Bachelor of Arts degree with Honors in Philosophy from the College of William and Mary. He subsequently received his Master of Arts and Ph.D. from the University of North Carolina at Chapel Hill. Mr. Ponko is a CFA Charterholder Chartered Financial Consultant (ChFC) and a Certified Employee Benefits Specialist
   (CEBS).

   FORBES L. WATSON serves as portfolio manager for the RBC MID CAP EQUITY FUND. Mr. Watson joined RBC Centura Bank in August 1998 and has over 20 years experience in the investment industry. Prior to joining RBC Centura Bank, Mr. Watson was employed as a portfolio manager with ParkSouth Corporation in Jackson, Mississippi from February 1997 to August 1998 and as a portfolio manager with Trustmark National Bank from June 1995 to February 1997. He graduated from the University of North Texas with a Bachelor of Arts degree in Finance and from Millsaps College with a Masters in Business Administration. He is a Level III candidate in the Chartered Financial Analyst program, a member of both the North Carolina Society for Financial Analysts and the Association for Investment Management and Research and a Beta Gamma Sigma honorary member at Millsaps College.
 18

 [ICON]

 RBC PORTFOLIO MANAGERS                          FUND MANAGEMENT

   C. NATHANIEL SIEWERS, CFA, serves as portfolio manager of RBC NORTH CAROLINA TAX-FREE BOND FUND, RBC GOVERNMENT INCOME FUND and RBC QUALITY INCOME FUND. Mr. Siewers has over 17 years experience managing fixed income securities. He graduated from Wake Forest University with a Bachelor of Arts degree in Economics. He earned a Masters degree in Business Administration from East Carolina University. Mr. Siewers managed the fixed income portfolio for RBC Centura Bank from 1985 to 1997. Prior to that, he was the Chief Financial Officer for State Bank of Raleigh from 1980-1985. Mr. Siewers is a Certified Public Accountant and a Fellow in the North Carolina Association of Certified Public Accountants. Mr. Siewers has been on the faculty of the North Carolina School of Banking since 1987. He was the Dean of the School for the 1998 and 1999 sessions. Mr. Siewers received his CFA charter in 2000. He is a member of the Association for Investment Management and Research, and a Board member the North Carolina Society of Financial Analysts.

   TERRY WALL serves as co-manager of the RBC SMALL CAP EQUITY FUND. Mrs. Wall has over 16 years experience in the trust investment area of RBC Centura Bank. She graduated from East Carolina University in Greenville with a Bachelor of Science in Business Administration. Mrs. Wall began her career with RBC Centura Bank (then Planters Bank) in the trust investment division in 1985. She is a Certified Public Accountant and a member of the North Carolina Association of Certified Public Accountants and the American Institute of Certified Public Accountants. She is a Level II candidate in the Chartered Financial Analyst program. Mrs. Wall's other duties include serving as administrative liaison for the Investment Management Department, equity and fixed income trading, and performance evaluation.
   DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services Ohio, Inc. ("BISYS") provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS also acts as the fund accountant, transfer agent and dividend paying agent of the Funds. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219.

   Centura Funds Distributor, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Funds' distributor. The Distributor is an affiliate of BISYS and was formed specifically to distribute the Funds.

 [ICON]

 SHAREHOLDER INFORMATION



   PRICING OF FUND SHARES

   HOW NAV IS CALCULATED

   The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:
                                       NAV =
                            Total Assets - Liabilities
                           ----------------------------
                                 Number of Shares
                                    Outstanding
   ---------------------------------------------------------

1. NAV is calculated separately for Class A and the Class B shares.

2. You can find most Funds' NAV daily in The Wall Street Journal and in other newspapers.

   The per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (the "Exchange"), normally at 4:00 p.m. Eastern time, on days the Exchange is open.

   Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Fund on any day that the Exchange is open for business. For example: If you place a purchase order to buy shares of the Government Income Fund, it must be received by 4:00 p.m. Eastern time in order to receive the NAV calculated at 4:00 p.m. If your order is received after 4:00 p.m. Eastern time, you will receive the NAV calculated on the next day at 4:00 p.m. Eastern time.

   The Funds' securities, other than short-term debt obligations, are generally valued at current market prices unless market quotations are not available, in which case securities will be valued by a method that the Board of Directors believes accurately reflects fair value. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost or based on their acquisition cost.
   PURCHASING AND ADDING TO YOUR SHARES

   You may purchase shares of the Funds through the Funds' Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. Class B shares offering is closed to new investors effective November 1, 2001.

                                              MINIMUM       MINIMUM
                                              INITIAL      SUBSEQUENT
                ACCOUNT TYPE                 INVESTMENT    INVESTMENT
 CLASS A OR B
 Regular (non-retirement)                      $1,000         $250
 Retirement (IRA)                              $  250         $  0
 Automatic Investment Plan                     $   50         $ 50

   All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

   A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

   AVOID BACKUP TAX WITHHOLDING
   Each Fund is required to withhold 30.5% (30% for 2002 and 2003) of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 [ICON]

 SHAREHOLDER INFORMATION



   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT
   If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

   All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:


     BY MAIL                  BY REGULAR MAIL                                   BY EXPRESS MAIL

                              RBC Funds                                         RBC Funds
                              P.O. Box 182485                                   3435 Stelzer Road
                              Columbus, OH 43218-2485                           Columbus, OH 43219

                              For Initial Investment:
                              1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
                              2. Make check, bank draft or money order payable to "RBC Funds" and include the name of the appropriate Fund(s) on the check.
                              3. Mail or deliver application and payment to address above.
                              For Subsequent Investment:
                              1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
                               - Fund name
                               - Share class
                               - Amount invested
                               - Account name and account number
                              2. Make check, bank draft or money order payable to "RBC Funds" and include your account number on the check.
                              3. Mail or deliver investment slip and payment to the address above.
     ELECTRONIC PURCHASES     Your bank must participate in the Automated
                              Clearing House (ACH) and must be a U. S. Bank.
                              Your bank or broker may charge for this service.

                              Establish the electronic purchase option on your account application or call 1-800-442-3688. Your account can generally be set up for electronic purchases within 15 days.

                              Call 1-800-442-3688 to arrange a transfer from
                              your bank account.
     BY WIRE TRANSFER         Call 1-800-442-3688 to obtain a new account number and instructions for sending your application, and for instructing your bank to wire transfer your investment.
                              NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

                          ELECTRONIC VS. WIRE TRANSFER
Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

                                                               QUESTIONS?
                                                        Call 1-800-442-3688 or
                                                        your investment
                                                        representative.

 [ICON]

 SHAREHOLDER INFORMATION



   PURCHASING AND ADDING TO YOUR SHARES

   You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

   AUTOMATIC INVESTMENT PROGRAM

   You can make automatic investments in the Funds from your bank account, through payroll deductions or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $50; no investment is required to establish an automatic investment account.

   To invest regularly from your bank account:

        - Complete the Automatic Investment Plan portion on your Account Application.

   Make sure you note:

        - Your bank name, address and account number

        - The amount you wish to invest automatically (minimum $50)

        - How often you want to invest (every month or 4 times a year)

        - Attach a voided personal check.

   To invest regularly from your paycheck or government check, call 1-800-442-3688 for an enrollment form.

   DIRECTED DIVIDEND OPTION

   By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another RBC Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A shares than for Class B shares, because Class A shares have lower distribution expenses. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION WHICH MAY BE TAXABLE. (SEE "SHAREHOLDER
   INFORMATION -- DIVIDENDS, DISTRIBUTIONS AND TAXES")
   SELLING YOUR SHARES

   You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received in good order by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.
WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

   CONTINGENT DEFERRED SALES CHARGE (CDSC)

   When you sell Class B shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/ Sales Charges" below for details.

 [ICON]

 SHAREHOLDER INFORMATION



   SELLING YOUR SHARES -- CONTINUED
   INSTRUCTIONS FOR SELLING SHARES

   If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.


     BY TELEPHONE                            1. Call 1-800-442-3688 with instructions as to how you wish
     (unless you have declined telephone        to receive your funds (mail, wire, electronic transfer).
     sales privileges)                          (See "General Policies on Selling Shares -- Verifying
                                                Telephone Redemptions" below)

     BY MAIL                                 1. Call 1-800-442-3688 to request redemption forms or write
     (See "Selling Your Shares --               a letter of instruction indicating:
     Redemptions in Writing Required")          - your Fund and account number
                                                - amount you wish to redeem
                                                - address where your check should be sent
                                                - account owner signature
                                             2. Mail to: RBC Funds
                                                        P.O. Box 182485
                                                        Columbus, OH 43218-2485

     BY OVERNIGHT SERVICE                    See instruction 1 above.
     (See "General Policies on Selling       2. Send to RBC Funds
     Shares -- Redemptions in Writing                   c/o BISYS Fund Services
     Required" below)                                   Attn: Shareholder Services
                                                        3435 Stelzer Road
                                                        Columbus, OH 43219

     WIRE TRANSFER                           Call 1-800-442-3688 to request a wire transfer.
     You must indicate this option on        If you call by 4 p.m. Eastern time, your payment will
     your application.                       normally be wired to your bank on the next business day.
     Note: Your financial institution may
     charge a fee.

     ELECTRONIC REDEMPTIONS                  Call 1-800-442-3688 to request an electronic redemption.
     Your bank must participate in the       If you call by 4 p.m. Eastern time, the NAV of your shares
     Automated Clearing House (ACH) and      will normally be determined on the same day and the proceeds
     must be a U.S. bank.                    credited within 8 days.
     Your bank may charge for this
     service.

                                                              QUESTIONS?

                                                          Call 1-800-442-3688

 [ICON]

 SHAREHOLDER INFORMATION



   SELLING YOUR SHARES -- CONTINUED

   SYSTEMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The maximum withdrawal per year is 12% of the account value at the time of election. To activate this feature:

     - Make sure you've checked the appropriate box on the Account Application. Or call 1-800-442-3688.

     - Include a voided personal check.

     - Your account must have a value of $12,000 or more to start withdrawals.

     - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Redemption requests requiring a signature guarantee, which include each of the following:

     - Your account address has changed within the last 10 business days

     - The check is not being mailed to the address on your account

     - The check is not being made payable to the owner(s) of the account

     - The redemption proceeds are being transferred to another Fund account with a different registration

     - The redemption proceeds are being wired to bank instructions currently not on your account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   TELEPHONE REDEMPTIONS

   The Funds make every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   At times of peak activity it may be difficult to place requests by phone. During those times, consider sending your request in writing.

 [ICON]

 SHAREHOLDER INFORMATION



   SELLING YOUR SHARES -- CONTINUED

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, your redemption proceeds will not be mailed until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check or federal funds wire.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular mail or express mail.

   REDEMPTION IN KIND

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind" for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $1,000 (not as a result of market action), the Fund may ask you to increase your balance. If it is still below $1,000 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

 [ICON]

 SHAREHOLDER INFORMATION



   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds and ways to qualify for reduced sales charges.

                                                CLASS A                                       CLASS B*
     Sales Charge (Load)      No sales charge.                               No front-end sales charge. A contingent
                                                                             deferred sales charge (CDSC) may be imposed
                                                                             on shares redeemed within six years after
                                                                             purchase; shares automatically convert to
                                                                             Class A Shares after 7 years. Maximum
                                                                             investment is $250,000.
     Distribution and         Subject to annual distribution and             Subject to annual distribution and
     Service (12b-1) Fee      shareholder servicing fees of up to 0.50%      shareholder servicing fees of up to 1.00%
                              of the Fund's assets.                          of the Fund's assets
     Fund Expenses            Lower annual expenses than Class B shares.     Higher annual expenses than Class A shares

   There is also a Class I open to certain institutional investors. Class I shares are offered through another prospectus.

   * Class B shares offering is closed to new investors effective November 1, 2001. Dividends on outstanding Class B Shares continue to be reinvested in additional Class B shares and Class B Shares of a Fund may be exchanged for Class B Shares of another Fund.
                        CONTINGENT DEFERRED SALES CHARGE

                                                   GOVERNMENT INCOME FUND,
                           MID CAP EQUITY FUND,     QUALITY INCOME FUND,
                           LARGE CAP EQUITY FUND             AND
                                    AND                NORTH CAROLINA
  YEARS SINCE PURCHASE     SMALL CAP EQUITY FUND     TAX-FREE BOND FUND
 1                                 5.0%                     3.0%
 2                                 4.0%                     3.0%
 3                                 3.0%                     3.0%
 4                                 2.0%                     2.0%
 5                                 1.0%                     1.0%
 6                                   0%                       0%

   CLASS B

   Class B shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of a Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

   If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

   CONVERSION FEATURE -- CLASS B SHARES

   - Class B shares automatically convert to Class A shares of the same Fund after seven years from the end of the month of purchase.

   - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares which will increase your investment return compared to the Class B shares.

   - You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

   - If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares. The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.
 26

 [ICON]

 SHAREHOLDER INFORMATION



   DISTRIBUTION ARRANGEMENTS/SALES CHARGES -- CONTINUED

   CLASS B SHARES -- CDSC WAIVERS

   The CDSC will be waived under certain circumstances, including the following:

     - Redemptions from accounts other than retirement accounts following the death or disability of the shareholder.

     - Returns of excess contributions to retirement plans.

     - Distributions of less than 12% of the annual account value under a Systematic Withdrawal Plan.

     - Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

   DISTRIBUTION AND SERVICE (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Because 12b-1 fees are paid from Fund assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

     - The 12b-1 fees vary by share class as follows:

       - Class A shares may pay a 12b-1 fee of up to .50% of the average daily net assets of a Fund. .25% of this fee may be used for shareholder servicing. The Distributor has voluntarily agreed to limit Class A plan fees to 0.25% for the Funds until at least April 30, 2002.

       - Class B shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. The Distributor currently limits Class B plan fees of each Bond Fund to .75%. The higher Class B plan fees will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares.

     - The higher 12b-1 fee on Class B shares, together with the CDSC, help the Distributor sell Class B shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

     - The Distributor may use up to .25% of the 12b-1 fee for shareholder servicing and the remainder for distribution.

   Over time, shareholders will pay more than with other types of sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

 [ICON]

 SHAREHOLDER INFORMATION                  EXCHANGING YOUR SHARES

   You can exchange your shares in one Fund for shares of the same class of another RBC Fund, usually without paying additional sales charges (see "Notes" below). No transaction fees are charged for exchanges.

   You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to RBC Funds, P.O. Box 182485, Columbus OH 43218-2485, or by calling 1-800-442-3688. Please provide the following information:

     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your Social Security number)

     - Dollar value or number of shares to be exchanged

     - The name of the Fund from which the exchange is to be made

     - The name of the Fund into which the exchange is being made

   See "Selling your Shares" for important information about telephone transactions.

   To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to five exchanges within a one year period or three exchanges in a calendar quarter.

   NOTES ON EXCHANGES

   The registration and tax identification numbers of the two accounts must be identical.

   The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   Be sure to read carefully the Prospectus information for any Fund into which you wish to exchange shares.

                                                              QUESTIONS?

                                                          Call 1-800-442-3688
 28

 [ICON]

 SHAREHOLDER INFORMATION      DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends on each Equity Fund are declared and paid monthly. Dividends on all other Funds are declared daily and paid monthly. Capital gains for all Funds are distributed at least annually.

   An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

   Dividends from net investment income and short-term capital gains are taxable as ordinary income as are dividends paid by the North Carolina Tax-Free Bond Fund that are derived from taxable investments. Taxes on capital gains earned and distributed by the Funds will vary with the length of time the Fund has held the security -- not how long you have invested in the Fund.

   North Carolina law exempts from income taxation dividends received from a mutual fund in proportion to the income of the mutual fund that is attributable to interest on U.S. Government securities or bonds of the State of North Carolina or any of its counties, municipalities or political subdivisions.

   During normal market conditions, the North Carolina Tax-Free Bond Fund expects that substantially all of its dividends will be excluded from gross income for federal income tax purposes. However, distributions, if any, derived from net capital gains will generally be taxable to you as capital gains for federal, state or local tax purposes. The Fund may invest in certain securities with interest that may be a preference item for the purposes of the alternative minimum tax or a factor in determining whether Social Security benefits are taxable. In such event, a portion of the Fund's dividends would not be exempt from federal income taxes.

   Some dividends may be taxable in the year in which they are declared, even if they are paid or appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

   CHANGE IN NAME

   Prior to November 1, 2001, the Funds were known as "Centura Funds, Inc."

 [ICON]

 FINANCIAL HIGHLIGHTS                               EQUITY FUNDS

   The Financial Highlights Table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the years ended April 30, 2001, 2000 and 1999 has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request. The information for earlier periods has been audited by other auditors.
                             LARGE CAP EQUITY FUND
CLASS A

                                                              FOR THE YEAR ENDED APRIL 30,            FOR THE
                                                           -----------------------------------     PERIOD ENDED
                                                            2001      2000      1999     1998    APRIL 30, 1997(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                   $ 15.56   $ 13.81   $12.60   $10.91        $10.00
    --------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income (loss)                           (0.04)    (0.02)    0.10     0.26          0.14
      Net realized and unrealized gains (loss) from
        investments                                          (2.55)     2.03     2.19     2.90          0.93
    --------------------------------------------------------------------------------------------------------------
        Total from investment activities                     (2.59)     2.01     2.29     3.16          1.07
    --------------------------------------------------------------------------------------------------------------
    DIVIDENDS
      Net investment income                                     --        --    (0.10)   (0.26)        (0.14)
      In excess of net investment income                        --     (0.01)      --       --            --
      Net realized gains                                     (0.95)    (0.25)   (0.98)   (1.21)        (0.02)
    --------------------------------------------------------------------------------------------------------------
        Total dividends                                      (0.95)    (0.26)   (1.08)   (1.47)        (0.16)
    --------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                         $ 12.02   $ 15.56   $13.81   $12.60        $10.91
    --------------------------------------------------------------------------------------------------------------
        Total return                                        (17.24%)   14.63%   19.58%   30.36%        10.69%(c)
    --------------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTAL DATA:
      Net assets at end of period (000)                    $14,126   $19,044   $2,335   $1,490        $  338
      Ratio of expenses to average net assets                 1.25%     1.25%    1.14%    0.90%         0.99%(b)
      Ratio of net investment income (loss) to average
        net assets                                           (0.28%)   (0.22%)   0.72%    2.05%         2.15%(b)
      Ratio of expenses to average net assets*                1.50%     1.50%    1.51%    1.55%         1.65%(b)
      Portfolio turnover rate**                                 31%       63%     114%      39%           24%

CLASS B

                                                            FOR THE YEAR ENDED APRIL 30,                  FOR THE
                                                           ------------------------------              PERIOD ENDED
                                                             2001       2000       1999      1998    APRIL 30, 1997(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                    $15.32     $13.70     $12.55    $10.88        $10.00
    ------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income (loss)                           (0.14)     (0.11)     (0.01)     0.17          0.11
      Net realized and unrealized gains (loss) from
        investments                                          (2.50)      1.98       2.20      2.88          0.90
    ------------------------------------------------------------------------------------------------------------------
        Total from investment activities                     (2.64)      1.87       2.19      3.05          1.01
    ------------------------------------------------------------------------------------------------------------------
    DIVIDENDS
      Net investment income                                     --         --      (0.06)    (0.17)        (0.11)
      Net realized gains                                     (0.95)     (0.25)     (0.98)    (1.21)        (0.02)
    ------------------------------------------------------------------------------------------------------------------
        Total dividends                                      (0.95)     (0.25)     (1.04)    (1.38)        (0.13)
    ------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $11.73     $15.32     $13.70    $12.55        $10.88
    ------------------------------------------------------------------------------------------------------------------
        Total return (excludes redemption charge)           (17.85%)    13.72%     18.76%    29.39%        10.15%(c)
    ------------------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTAL DATA:
      Net assets at end of period (000)                     $5,990     $7,703     $4,138    $2,182        $  427
      Ratio of expenses to average net assets                 2.00%      2.00%      1.90%     1.64%         1.71%(b)
      Ratio of net investment income (loss) to average
        net assets                                           (1.03%)    (0.94%)    (0.09%)    1.30%         1.52%(b)
      Ratio of expenses to average net assets*                  (d)        (d)      2.01%     2.05%         2.12%(b)
      Portfolio turnover rate**                                 31%        63%       114%       39%           24%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

   ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from October 1, 1996 (commencement of operations) to April 30, 1997.

   (b) Annualized.

   (c)  Not annualized.

   (d) There were no waivers or reimbursements during the period.
 30

 [ICON]

 FINANCIAL HIGHLIGHTS                               EQUITY FUNDS



                              MID CAP EQUITY FUND
CLASS A

                                                            FOR THE YEAR ENDED APRIL 30,
                                                   -----------------------------------------------
                                                    2001      2000      1999      1998      1997
    NET ASSET VALUE, BEGINNING OF PERIOD           $ 14.02   $ 15.33   $ 16.14   $ 15.33   $ 14.31
    ---------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income (loss) (loss)             0.01     (0.02)     0.03      0.05      0.06
      Net realized and unrealized gain from
        investments and futures                       0.98      2.69      1.15      4.92      1.58
    ---------------------------------------------------------------------------------------------------------
        Total from investment activities              0.99      2.67      1.18      4.97      1.64
    ---------------------------------------------------------------------------------------------------------
    DIVIDENDS
      Net investment income                           0.01        --     (0.04)    (0.05)    (0.06)
      In excess of net investment income                (a)       --        --        --        --
      Net realized gain                              (3.01)    (3.98)    (1.95)    (4.11)    (0.56)
    ---------------------------------------------------------------------------------------------------------
        Total dividends                              (3.02)    (3.98)    (1.99)    (4.16)    (0.62)
    ---------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $ 11.99   $ 14.02   $ 15.33   $ 16.14   $ 15.33
    ---------------------------------------------------------------------------------------------------------
        Total return                                  5.92%    21.15%     8.59%    36.55%    11.55%
    ---------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTAL DATA:
      Net assets at end of period (000)            $28,312   $30,374   $14,034   $13,935   $ 8,501
      Ratio of expenses to average net assets         1.31%     1.31%     1.28%     1.23%     1.30%
      Ratio of net investment income (loss) to
        average net assets                            0.09%    (0.17%)    0.20%     0.31%     0.42%
      Ratio of expenses to average net assets*        1.56%     1.56%     1.53%     1.48%     1.55%
      Portfolio turnover rate**                         66%       61%      142%       49%       67%

CLASS B

                                                            FOR THE YEAR ENDED APRIL 30,
                                                   -----------------------------------------------
                                                    2001      2000      1999      1998      1997
    NET ASSET VALUE, BEGINNING OF PERIOD           $ 13.47   $ 14.97   $ 15.88   $ 15.20   $ 14.24
    ---------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment loss                            (0.08)    (0.13)    (0.07)    (0.05)    (0.04)
      Net realized and unrealized gains from
        investments and futures                       0.94      2.61      1.12      4.84      1.57
    ---------------------------------------------------------------------------------------------------------
        Total from investment activities              0.86      2.48      1.05      4.79      1.53
    ---------------------------------------------------------------------------------------------------------
    DIVIDENDS
      Net investment income (loss)                      --        --     (0.01)       --     (0.01)
      Net realized gain                              (3.01)    (3.98)    (1.95)    (4.11)    (0.56)
    ---------------------------------------------------------------------------------------------------------
        Total dividends                              (3.01)    (3.98)    (1.96)    (4.11)    (0.57)
    ---------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $ 11.32   $ 13.47   $ 14.97   $ 15.88   $ 15.20
    ---------------------------------------------------------------------------------------------------------
        Total return (excludes redemption charge)     5.12%    20.31%     7.83%    35.55%    10.78%
    ---------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTAL DATA:
      Net assets at end of period (000)            $16,514   $17,209   $19,269   $18,225   $ 9,761
      Ratio of expenses to average net assets         2.06%     2.06%     2.04%     1.98%     2.05%
      Ratio of net investment (loss) to average
        net assets                                   (0.66%)   (0.90%)   (0.55%)   (0.43%)   (0.33%)
      Portfolio turnover rate**                         66%       61%      142%       49%       67%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

   ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

   (a) Less than $0.01 per share.

 [ICON]

 FINANCIAL HIGHLIGHTS                               EQUITY FUNDS



                             SMALL CAP EQUITY FUND
CLASS A

                                                               FOR THE YEAR ENDED APRIL 30,         FOR THE
                                                              ------------------------------     PERIOD ENDED
                                                                2001       2000       1999     APRIL 30, 1998(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                       $12.50     $12.69     $14.99         $10.00
    ------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income (loss)                              (0.11)     (0.09)     (0.06)          0.03
      Net realized and unrealized gains (loss) from
        investments                                              0.08       2.31      (1.20)          5.87
    ------------------------------------------------------------------------------------------------------------
        Total from investment activities                        (0.03)      2.22      (1.26)          5.90
    ------------------------------------------------------------------------------------------------------------
    DIVIDENDS
      Net investment income                                        --         --         --          (0.03)
      In excess of net investment income                           --         --         --          (0.01)
      Net realized gains                                        (0.91)     (2.41)     (1.04)         (0.87)
    ------------------------------------------------------------------------------------------------------------
        Total dividends                                         (0.91)     (2.41)     (1.04)         (0.91)
    ------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                             $11.56     $12.50     $12.69         $14.99
    ------------------------------------------------------------------------------------------------------------
        Total return                                            (0.43%)    19.97%     (8.05%)        60.75%(c)
    ------------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTAL DATA:
      Net assets at end of period (000)                        $5,870     $6,881     $3,046         $3,000
      Ratio of expenses to average net assets                    1.49%      1.46%      1.48%          1.46%(b)
      Ratio of net investment income (loss) to average net
        assets                                                  (0.85%)    (0.80%)    (0.43%)         0.09%(b)
      Ratio of expenses to average net assets*                   1.74%      1.71%      1.73%          1.82%(b)
      Portfolio turnover rate**                                    71%       258%       130%            71%

CLASS B

                                                               FOR THE YEAR ENDED APRIL 30,         FOR THE
                                                              ------------------------------     PERIOD ENDED
                                                                2001       2000       1999     APRIL 30, 1998(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                       $12.17     $12.50     $14.90         $10.00
    ------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment loss                                       (0.19)     (0.20)     (0.14)         (0.03)
      Net realized and unrealized gains (loss) from
        investments                                              0.07       2.28      (1.22)          5.82
    ------------------------------------------------------------------------------------------------------------
        Total from investment activities                        (0.12)      2.08      (1.36)          5.79
    ------------------------------------------------------------------------------------------------------------
    DIVIDENDS
      In excess of net investment income                           --         --         --          (0.02)
      Net realized gains                                        (0.91)     (2.41)     (1.04)         (0.87)
    ------------------------------------------------------------------------------------------------------------
        Total dividends                                         (0.91)     (2.41)     (1.04)         (0.89)
    ------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                             $11.14     $12.17     $12.50         $14.90
    ------------------------------------------------------------------------------------------------------------
        Total return (excludes redemption charge)               (1.20%)    19.09%     (8.79%)        59.50%(c)
    ------------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTAL DATA:
      Net assets at end of period (000)                        $4,159     $4,578     $5,108         $4,938
      Ratio of expenses to average net assets                    2.24%      2.21%      2.23%          2.21%(b)
      Ratio of net investment loss to average net assets        (1.60%)    (1.53%)    (1.19%)        (0.66%)(b)
      Ratio of expenses to average net assets*                     (d)        (d)        (d)          2.32%(b)
      Portfolio turnover rate**                                    71%       258%       130%            71%

    * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

   ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from May 2, 1997 (commencement of operations) to April 30, 1998.

   (b) Annualized.

   (c)  Not annualized.

   (d) There were no waivers or reimbursements during the period.
 32

 [ICON]

 FINANCIAL HIGHLIGHTS                                 BOND FUNDS



                             GOVERNMENT INCOME FUND
CLASS A

                                                          FOR THE YEAR ENDED APRIL 30,
                                                   ------------------------------------------
                                                    2001     2000     1999     1998     1997
    NET ASSET VALUE, BEGINNING OF PERIOD           $ 9.66   $10.03   $10.19   $ 9.94   $10.01
    -----------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                          0.56     0.50     0.50     0.55     0.56
      Net realized and unrealized gains (loss)
        from investments                             0.48    (0.33)    0.04     0.25    (0.07)
    -----------------------------------------------------------------------------------------
        Total from investment activities             1.04     0.17     0.54     0.80     0.49
    -----------------------------------------------------------------------------------------
    DIVIDENDS
      Net investment income                         (0.56)   (0.50)   (0.50)   (0.55)   (0.56)
      Net realized gains                               --    (0.04)   (0.20)      --       --
    -----------------------------------------------------------------------------------------
        Total dividends                             (0.56)   (0.54)   (0.70)   (0.55)   (0.56)
    -----------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $10.14   $ 9.66   $10.03   $10.19   $ 9.94
    -----------------------------------------------------------------------------------------
        Total return                                11.01%    1.73%    5.38%    8.21%    5.07%
    -----------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTAL DATA:
      Net assets at end of period (000)            $5,139   $4,493   $  678   $  531   $  481
      Ratio of expenses to average net assets        0.93%    0.88%    0.84%    0.84%    0.82%
      Ratio of net investment income to average
        net assets                                   5.61%    5.13%    4.85%    5.42%    5.63%
      Ratio of expenses to average net assets*       1.18%    1.13%    1.09%    1.09%    1.07%
      Portfolio turnover rate**                       103%      60%     104%     121%      26%

CLASS B

                                                          FOR THE YEAR ENDED APRIL 30,
                                                   ------------------------------------------
                                                    2001     2000     1999     1998     1997
    NET ASSET VALUE, BEGINNING OF PERIOD           $ 9.66   $10.03   $10.18   $ 9.94   $10.01
    -----------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                          0.51     0.45     0.45     0.50     0.50
      Net realized and unrealized gains (losses)
        from investments                             0.47    (0.33)    0.05     0.24    (0.07)
    -----------------------------------------------------------------------------------------
        Total from investment activities             0.98     0.12     0.50     0.74     0.43
    -----------------------------------------------------------------------------------------
    DIVIDENDS
      Net investment income                         (0.51)   (0.45)   (0.45)   (0.50)   (0.50)
      Net realized gains                               --    (0.04)   (0.20)      --       --
    -----------------------------------------------------------------------------------------
        Total dividends                             (0.51)   (0.49)   (0.65)   (0.50)   (0.50)
    -----------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                 $10.13   $ 9.66   $10.03   $10.18   $ 9.94
    -----------------------------------------------------------------------------------------
        Total return (excludes redemption charge)   10.36%    1.23%    4.96%    7.58%    4.46%
    -----------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTAL DATA:
      Net assets at end of period (000)            $  323   $  232   $  195   $  131   $  194
      Ratio of expenses to average net assets        1.43%    1.38%    1.35%    1.36%    1.40%
      Ratio of net investment income to average
        net assets                                   5.13%    4.63%    4.32%    4.93%    5.04%
      Ratio of expenses to average net assets*       1.68%    1.63%    1.60%    1.61%    1.65%
      Portfolio turnover rate**                       103%      60%     104%     121%      26%

    * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

   ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 [ICON]

 FINANCIAL HIGHLIGHTS                                 BOND FUNDS



                              QUALITY INCOME FUND
CLASS A

                                                                           FOR THE            FOR THE
                                                                          YEAR ENDED       PERIOD ENDED
                                                                        APRIL 30, 2001   APRIL 30, 2000(a)
                                                                        --------------   -----------------
    NET ASSET VALUE, BEGINNING OF PERIOD                                   $  9.50            $ 10.00
    ------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                                   0.58               0.50
      Net realized and unrealized gains (loss) from investments               0.58              (0.50)
    ------------------------------------------------------------------------------------------------------
        Total from Investment Activities                                      1.16                 --
    ------------------------------------------------------------------------------------------------------
    DIVIDENDS
      Net investment income                                                  (0.58)             (0.50)
      Net realized gains                                                     (0.02)                --
    ------------------------------------------------------------------------------------------------------
        Total dividends                                                      (0.60)             (0.50)
    ------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                         $ 10.06            $  9.50
    ------------------------------------------------------------------------------------------------------
        Total return                                                         12.46%              0.03%(c)
    ------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTAL DATA:
      Net assets at end of period (000)                                    $   324            $   240
      Ratio of expenses to average net assets                                 1.16%              1.34%(b)
      Ratio of net investment income to average net assets                    5.88%              5.50%(b)
      Ratio of expenses to average net assets*                                1.41%              1.59%(b)
      Portfolio turnover rate**                                                130%               314%

CLASS B

                                                                   FOR THE
                                                                PERIOD ENDED
                                                              APRIL 30, 2001(d)
                                                              -----------------
    NET ASSET VALUE, BEGINNING OF PERIOD                           $  9.55
    ---------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                           0.54
      Net realized and unrealized gains from investments              0.53
    ---------------------------------------------------------------------------
        Total from Investment Activities                              1.07
    ---------------------------------------------------------------------------
    DIVIDENDS
      Net investment income                                          (0.54)
      Net realized gains                                             (0.02)
    ---------------------------------------------------------------------------
        Total dividends                                              (0.56)
    ---------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                 $ 10.06
    ---------------------------------------------------------------------------
        Total return (excludes redemption charge)                    10.37%(c)
    ---------------------------------------------------------------------------
    RATIOS/SUPPLEMENTAL DATA:
      Net assets at end of period (000)                            $    44
      Ratio of expenses to average net assets                         1.68%(b)
      Ratio of net investment income to average net assets            5.25%(b)
      Ratio of expenses to average net assets*                        1.90%(b)
      Portfolio turnover rate**                                        130%

    * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

   ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from May 11, 1999 (commencement of operations) to April 30, 2001.

   (b) Annualized.

   (c)  Not annualized.

   (d) For the period from June 12, 2000 (commencement of operations) to April 30, 2001.

 [ICON]

 FINANCIAL HIGHLIGHTS                                 BOND FUNDS



                       NORTH CAROLINA TAX-FREE BOND FUND
CLASS A

                                                                 FOR THE YEAR ENDED APRIL 30,
                                                   ---------------------------------------------------------
                                                     2001        2000        1999        1998        1997
    NET ASSET VALUE, BEGINNING OF PERIOD            $ 9.91      $10.45      $10.30      $ 9.98      $10.04
    --------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                           0.40        0.38        0.41        0.43        0.43
      Net realized and unrealized gains (loss)
        from investments                              0.39       (0.51)       0.20        0.32        0.03
    --------------------------------------------------------------------------------------------------------
        Total from investment activities              0.79       (0.13)       0.61        0.75        0.46
    --------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                          (0.40)      (0.38)      (0.41)      (0.43)      (0.43)
      In excess of net investment income                --       (0.01)         --          --          --
      Net realized gains                                --       (0.02)      (0.05)         --       (0.09)
    --------------------------------------------------------------------------------------------------------
        Total distributions                          (0.40)      (0.41)      (0.46)      (0.43)      (0.52)
    --------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                  $10.30      $ 9.91      $10.45      $10.30      $ 9.98
    --------------------------------------------------------------------------------------------------------
        Total return                                  8.04%      (1.15%)      5.96%       7.61%       4.71%
    --------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTAL DATA:
      Net assets at end of period (000)             $4,225      $4,554      $4,870      $4,664      $3,823
      Ratio of expenses to average net assets         1.00%       0.98%       0.82%       0.69%       0.69%
      Ratio of net investment income to average
        net assets                                    3.38%       3.85%       3.89%       4.19%       4.31%
      Ratio of expenses to average net assets*        1.28%       1.26%       1.26%       1.29%       1.30%
      Portfolio turnover rate**                         13%         14%         11%         29%         34%

CLASS B

                                                                 FOR THE YEAR ENDED APRIL 30,
                                                   ---------------------------------------------------------
                                                     2001        2000        1999        1998        1997
    NET ASSET VALUE, BEGINNING OF PERIOD            $ 9.92      $10.46      $10.30      $ 9.98      $10.04
    INVESTMENT ACTIVITIES
      Net investment income                           0.34        0.33        0.36        0.38        0.37
      Net realized and unrealized gains (loss)
        from investments                              0.38       (0.51)       0.21        0.32        0.03
    --------------------------------------------------------------------------------------------------------
        Total from investment activities              0.72       (0.18)       0.57        0.70        0.40
    --------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                          (0.34)      (0.33)      (0.36)      (0.38)      (0.37)
      In excess of net investment income                --       (0.01)         --          --          --
      Net realized gains                                --       (0.02)      (0.05)         --       (0.09)
    --------------------------------------------------------------------------------------------------------
        Total distributions                          (0.34)      (0.36)      (0.41)      (0.38)      (0.46)
    --------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                  $10.30      $ 9.92      $10.46      $10.30      $ 9.98
    --------------------------------------------------------------------------------------------------------
        Total return (excludes redemption charge)     7.39%      (1.64%)      5.53%       7.09%       4.11%
    --------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTAL DATA:
      Net assets at end of period (000)             $  439      $  449      $  570      $  511      $  430
      Ratio of expenses to average net assets         1.50%       1.48%       1.32%       1.18%       1.27%
      Ratio of net investment income to average
        net assets                                    3.38%       3.34%       3.38%       3.70%       3.73%
      Ratio of expenses to average net assets*        1.77%       1.76%       1.76%       1.78%       1.88%
      Portfolio turnover rate**                         13%         14%         11%         29%         34%

    * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

   ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS (REPORTS):

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

   You can get free copies of reports and the SAI, or request other information and discuss your questions about the funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                                   RBC Funds
                                P.O. BOX 182485
                           Columbus, Ohio 43218-2485
                           Telephone: 1-800-442-3688

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can obtain copies of Fund documents from the SEC as follows:
IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)
BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)
ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov
BY ELECTRONIC REQUEST:

publicinfo@sec.gov

Investment Company Act File No. 811-8384.

                                    RBC   Funds

   RBC LARGE CAP EQUITY FUND

   RBC MID CAP EQUITY FUND

   RBC SMALL CAP EQUITY FUND

   RBC GOVERNMENT INCOME FUND

   RBC QUALITY INCOME FUND

   RBC NORTH CAROLINA TAX-FREE BOND FUND

INVESTMENT ADVISER
GLENWOOD CAPITAL
MANAGEMENT, INC.
3201 Beechleaf Court, Suite 350
Raleigh, NC 27604

QUESTIONS?
Call 1-800-442-3688
or Your Investment Representative.

                                   PROSPECTUS
                                AUGUST 30, 2001
                        As Supplemented November 1, 2001

                                    CLASS I

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Fund Shares described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

                                                          RISK/RETURN SUMMARY AND FUND EXPENSES
-----------------------------------------------------------------------------------------------------------------------
This prospectus describes the
following funds offered by the RBC
Funds (the "Funds"). Carefully review
this important section, which
summarizes each Fund's investments,
risks, past performance, and fees.

                                                          EQUITY FUNDS -- LARGE CAP EQUITY FUND, MID CAP EQUITY FUND
                                                          AND SMALL CAP EQUITY FUND

                                                [ICON]
                                                            3-8  Investment Objectives, Principal Investment
                                                                 Strategies, Principal Risks and Performance
                                                                 Information
                                                                 - 3   Large Cap Equity Fund
                                                                 - 5   Mid Cap Equity Fund
                                                                 - 7   Small Cap Equity Fund
                                                              9  Fees And Expenses

                                                          BOND FUNDS -- GOVERNMENT INCOME FUND, QUALITY INCOME FUND AND
                                                          NORTH CAROLINA TAX-FREE BOND FUND

                                                [ICON]
                                                          10-15  Investment Objectives, Principal Investment
                                                                 Strategies, Principal Risks and Performance
                                                                 Information
                                                                 - 10   Government Income Fund
                                                                 - 12   Quality Income Fund
                                                                 - 14   North Carolina Tax-Free Bond Fund
                                                             16  Fees And Expenses

                                                          ADDITIONAL INFORMATION

                                                [ICON]
                                                             17  Investing for Temporary Defensive Purposes
                                                             17  Other Risks
                                                             17  Overview of Risks of the Funds

                                                          FUND MANAGEMENT

                                                [ICON]
Review this section for details on the                       18  Investment Adviser
people and organizations who oversee                         18  Portfolio Managers
the Funds. The Funds are managed                             19  Distributor and Administrator
by Glenwood Capital Management, Inc.
("GCM" or the "Adviser").

                                                          SHAREHOLDER INFORMATION

                                                [ICON]
Review this section for details on                           20  Pricing of Fund Shares
how shares are valued, how to                                22  Purchasing and Adding to Your Shares
purchase, sell and exchange shares,                          22  Selling Your Shares
related charges and payments of                              24  General Policies on Selling Shares
dividends and distributions.                                 26  Exchanging Your Shares
                                                             27  Dividends, Distributions and Taxes

                                                          FINANCIAL HIGHLIGHTS

                                                [ICON]
                                                             28

                                                          BACK COVER

                                                [ICON]
                                                                 Where To Learn More About the Funds

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS



   RBC LARGE CAP EQUITY FUND

   INVESTMENT OBJECTIVES. Long-term capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its net assets in equity securities of large U.S. companies each having $10 billion or more in market capitalization at the time of purchase by the Fund. Investments are primarily in common stocks. The Adviser uses quantitative and qualitative analysis to select stocks for the Fund's portfolio that the Adviser believes offer attractive growth opportunities and are selling at reasonable prices. The Adviser pursues this strategy by first considering fundamental factors such as book value, cash flow, earnings, and sales. The Adviser's quantitative analysis also includes in-depth analysis of a company's financial statements. Once a company passes this quantitative screening process, the Adviser utilizes a more traditional qualitative approach. This analysis considers factors such as liquidity, use of leverage, management strength, and the company's ability to execute its business plan. A portion of the Fund's assets may be invested in securities of non-U.S. companies, generally through American Depository Receipts ("ADRs"). The Adviser will consider selling those securities which no longer meet the Fund's criteria for investing. The Fund may also engage to a limited extent in short sales "against the box" and certain other hedging transactions in an effort to offset anticipated negative market movements.

   MARKET CAPITALIZATION is a common measure of the size of a company. It is the market price of a share of the company's stock multiplied by the number of shares that are outstanding.

   SHORT SALES "AGAINST THE BOX." In a short sale, the buyer agrees to sell a security it does not own. The buyer then buys or borrows the security to complete the sale. The Fund may engage only in short sales "against the box." Thus, the Fund may sell a security short only if it already owns, or has the right to obtain at no additional cost, an equal amount of the security. In these transactions, the Fund seeks to hedge against a decline in the price of the security.

   A full discussion of all permissible investments can be found in the Funds' Statement of Additional Information ("SAI").

   PRINCIPAL RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund.

   MARKET RISK. Market risk means that the stock market fluctuates in general, which may affect the performance of any individual stock.

   SELECTION RISK. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

   FOREIGN INVESTMENT RISK. The Fund may invest a portion of its assets in foreign securities. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability,
   (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

   HEDGING RISK. The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. They can cause the Fund to lose money or to fail to get the benefit of a gain. Such negative effects may occur, for example, if the market moves in a direction that the Adviser does not anticipate or if the Fund is not able to close out its position in a hedging instrument or transaction.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS



   PERFORMANCE INFORMATION



   The bar chart and table provide an indication of the risks of an investment in the Large Cap Equity Fund by showing its performance from year to year and as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index (the "S&P 500(R)") in the table below is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Past performance does not indicate how the Fund will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE*
             YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES
        (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF DIVIDENDS AND
                                  DISTRIBUTIONS.)
   [PERFORMANCE BAR CHART]

1991                                                                             18.98
92                                                                               10.39
93                                                                               13.15
94                                                                               -2.61
95                                                                               31.95
96                                                                               20.53
97                                                                               28.01
98                                                                               15.77
99                                                                               24.92
00                                                                              -11.75


                                                                         Best quarter:      Q4  1998      23.38%
                                                                         Worst quarter:     Q3  1998      -9.44%

For the period January 1, 2001 through September 30, 2001, the aggregate (non-annualized) total return of the Fund was -23.85%.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDING DECEMBER 31, 2000)

                                      INCEPTION    PAST     PAST 5   PAST 10     SINCE
                                        DATE       YEAR     YEARS     YEARS    INCEPTION
                Class I Shares        12/31/90    -11.75%   14.51%   14.12%     14.12%
                S&P 500 Index(R)      12/31/90     -9.11%   18.35%   17.46%     17.46%

    * The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by the Adviser (including its predecessor) and managed the same as the Fund in all material respects, for periods dating back to December 31, 1990, and prior to the Fund's commencement of operations on October 1, 1996, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The Commingled account was not registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower.)

   WHO MAY WANT TO INVEST?

   CONSIDER INVESTING IN THE FUND IF YOU ARE:

       - Pursuing a long-term goal such as retirement

       - Seeking to add a conservative growth component to your portfolio

       - Willing to accept the higher risks of investing in the stock market

   THE FUND WILL NOT BE APPROPRIATE FOR ANYONE:

       - Seeking monthly income

       - Pursuing a short-term goal or investing emergency reserves

       - Seeking safety of principal

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS



   RBC MID CAP EQUITY FUND
   INVESTMENT OBJECTIVE. Long-term capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its net assets in equity securities of mid-sized companies that fall within the range of companies in the Standard and Poor's Mid Cap 400 Composite Stock Price Index (the "S&P Mid Cap 400 Index") at the time of purchase by the Fund. Investments are primarily in common stocks. The Adviser uses quantitative and qualitative analysis to select stocks for the Fund's portfolio that the Adviser believes offer attractive growth opportunities and are selling at reasonable prices. The Adviser pursues this strategy by first considering fundamental factors such as book value, cash flow, earnings, and sales. The Adviser's quantitative analysis also includes in-depth analysis of a company's financial statements. Once a company passes this quantitative screening process, the Adviser utilizes a more traditional qualitative approach. This analysis considers factors such as liquidity, use of leverage, management strength, and the company's ability to execute its business plan. The Fund expects to invest primarily in securities of U.S.-based companies, but it may also invest in securities of non-U.S. companies, generally through ADRs. As of May 31, 2001, the range of market capitalization of companies within the S&P Mid Cap 400 Index was $197 million to $10.1 billion. The Adviser will consider selling those securities which no longer meet the Fund's criteria for investing. The Fund may also engage to a limited extent in short sales "against the box" and certain other hedging transactions in an effort to offset anticipated negative market movements.

   A full discussion of all permissible investments can be found in the SAI.

   PRINCIPAL RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund.

   MARKET RISK. Market risk means that the stock market fluctuates in general, which may affect the performance of any individual stock.

   SELECTION RISK. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

   CAPITALIZATION RISK. Stocks of smaller companies carry higher risks than those of larger companies. They may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the price it wants. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund's net asset value may be subject to rapid and substantial changes.

   FOREIGN INVESTMENT RISK. The Fund may invest a portion of its assets in foreign securities. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability,
   (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

   HEDGING RISK. The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. They can cause the Fund to lose money or to fail to get the benefit of a gain. Such negative effects may occur, for example, if the market moves in a direction that the Adviser does not anticipate or if the Fund is not able to close out its position in a hedging instrument or transaction.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS



   PERFORMANCE INFORMATION



   The bar chart and table provide an indication of the risks of an investment in the Mid Cap Equity Fund by showing its performance from year to year and as compared to a broad-based securities index. The S&P Mid Cap 400 Index in the table below is an unmanaged index of 400 selected common stocks of mid-sized companies. Past performance does not indicate how the Fund will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE*
             YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES
        (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF DIVIDENDS AND
                                  DISTRIBUTIONS.)
   [PERFORMANCE BAR CHART]

1991                                                                             31.02
92                                                                               16.14
93                                                                               18.22
94                                                                               -8.26
95                                                                                  35
96                                                                               24.35
97                                                                               26.64
98                                                                               21.53
99                                                                               11.07
00                                                                               15.52


                                                                         Best quarter:      Q4  1998      29.04%
                                                                         Worst quarter:     Q3  1998     -12.71%

For the period January 1, 2001 through September 30, 2001, the aggregate (non-annualized) total return of the Fund was -14.39%.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDING DECEMBER 31, 2000)

                                INCEPTION    PAST    PAST 5   PAST 10     SINCE
                                  DATE       YEAR    YEARS     YEARS    INCEPTION
          Class I Shares        12/31/90    15.52%   19.68%   18.51%     18.51%
          S&P Mid Cap 400 Index 12/31/90    17.51%   20.41%   19.86%     19.86%

    * The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by the Adviser (including its predecessor) and managed the same as the Fund in all material respects, for periods dating back to December 31, 1990 and prior to the Fund's commencement of operations on June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The Commingled account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower.)

   WHO MAY WANT TO INVEST?

   CONSIDER INVESTING IN THE FUND IF YOU ARE:

       - Pursuing a long-term goal such as retirement

       - Seeking to add a moderate growth component to your portfolio

       - Willing to accept the higher risks of investing in the stock market

   THE FUND WILL NOT BE APPROPRIATE FOR ANYONE:

       - Seeking monthly income

       - Pursuing a short-term goal or investing emergency reserves

       - Seeking safety of principal

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS



   RBC SMALL CAP EQUITY FUND
   INVESTMENT OBJECTIVE. Long-term capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its net assets in the equity securities of small companies. These equity securities are primarily common stocks but also include preferred stocks and securities convertible into stock. Small companies are defined as those with market capitalizations that fall within the range of the companies in the S&P 600 Small Cap Index at the time of purchase by the Fund. As of May 31, 2001, the range of market capitalization of companies in the S&P 600 Small Cap Index was $52 million to $2.6 billion. The Adviser uses quantitative and qualitative analysis to select stocks of issuers the Adviser believes offer attractive growth opportunities and are selling at reasonable prices. The Adviser pursues this strategy by first considering fundamental factors such as book value, cash flow, earnings, and sales. The Adviser's quantitative analysis also includes in-depth analysis of a company's financial statements. Once a company passes this quantitative screening process, the Adviser utilizes a more traditional qualitative approach. This analysis considers factors such as liquidity, use of leverage, management strength, and the company's ability to execute its business plan. The Fund may also invest a portion of its assets in equity and debt securities of non-U.S. issuers, generally in the form of ADRs. The Adviser may elect to exclude an eligible company from the Fund's portfolio if it believes the company is in financial difficulty or if it believes that the company's stock is too illiquid. The Adviser will consider selling investments if the issuer's market capitalization increases to the point that it is ranked in the top half of all NYSE companies. The Fund may also engage to a limited extent in short sales "against the box" and certain other hedging transactions in an effort to offset anticipated negative market movements.

   A full discussion of all permissible investments can be found in the SAI.

   PRINCIPAL RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goal. It is possible to lose money by investing in the Fund.

   MARKET RISK. Market risk means that the stock market fluctuates in general, which may affect the performance of any individual stock.

   SELECTION RISK. Selection risk means that the particular stocks that are selected for the Fund may underperform the market or other funds with similar objectives.

   CAPITALIZATION RISK. Stocks of smaller companies carry higher risks than those of larger companies. They may trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the price it wants. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund's net asset value may be subject to rapid and substantial changes.

   FOREIGN INVESTMENT RISK. The Fund may invest a portion of its assets in foreign securities. Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability,
   (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

   HEDGING RISK. The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. They can cause the Fund to lose money or to fail to get the benefit of a gain. Such negative effects may occur, for example, if the market moves in a direction that the Adviser does not anticipate or if the Fund is not able to close out its position in a hedging instrument or transaction.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS



   PERFORMANCE INFORMATION



   The bar chart and table provide an indication of the risks of an investment in the Small Cap Equity Fund by showing its performance from year to year and as compared to a broad-based securities index. The S&P 600 Small Cap Index, in the table below, is an unmanaged index of selected small capitalization stocks representative of the small company sector of the equity market. Past performance does not indicate how the Fund will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE*
             YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES
        (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF DIVIDENDS AND
                                  DISTRIBUTIONS.)
   [PERFORMANCE BAR CHART]

1995                                                                             20.99
96                                                                               23.09
97                                                                               31.97
98                                                                                9.16
99                                                                                10.7
00                                                                                10.9


                                                                         Best quarter:      Q4  1998      23.99%
                                                                         Worst quarter:     Q3  1998     -17.98%

For the period January 1, 2001 through September 30, 2001, the aggregate (non-annualized) total return of the Fund was -17.93%.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDING DECEMBER 31, 2000)

                                          INCEPTION    PAST    PAST 5     SINCE
                                            DATE       YEAR    YEARS    INCEPTION
                    Class I Shares         1/01/95    10.90%   16.84%    17.53%
                    S&P 600 Small Cap
                      Index               12/31/94    11.80%   13.57%    16.51%

    * The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by the Adviser (including its predecessor) and managed the same as the Fund in all material respects, for periods dating back to January 1, 1995, and prior to the Fund's commencement of operations on May 2, 1997, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The Commingled account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower.)

   WHO MAY WANT TO INVEST?

   CONSIDER INVESTING IN THE FUND IF YOU ARE:

       - Pursuing a long-term goal such as retirement

       - Seeking to add an aggressive growth component to your portfolio

       - Willing to accept the higher risks of investing in the stock market

   THE FUND WILL NOT BE APPROPRIATE FOR ANYONE:

       - Seeking monthly income

       - Pursuing a short-term goal or investing emergency reserves

       - Seeking safety of principal

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES              EQUITY FUNDS



   FEES AND EXPENSES
   This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Equity Funds.

                                      FEE TABLE

                                                                    LARGE CAP        MID CAP        SMALL CAP
                                                                   EQUITY FUND     EQUITY FUND     EQUITY FUND
                                                                    I SHARES        I SHARES        I SHARES
    ---------------------------------------------------------------------------------------------------------------
    SHAREHOLDER FEES
      (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
      (as a % of offering price)                                      None            None            None
    Maximum Deferred Sales Charge (Load)
      (as a % of offering or sales price, whichever is less)          None            None            None
    ANNUAL FUND OPERATING EXPENSES
      (expenses that are deducted from Fund assets)
    Management fees                                                   0.70%           0.70%           0.70%
    Distribution (12b-1) fees                                         None            None            None
    Other expenses                                                    0.30%           0.36%           0.54%
                                                                      ----            ----            ----
    TOTAL ANNUAL FUND OPERATING EXPENSES                              1.00%           1.06%           1.24%
                                                                      ----            ----            ----

   EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE
   ASSUMES:

     - $10,000 INVESTMENT

     - 5% ANNUAL RETURN AND REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

     - REDEMPTION AT THE END OF EACH PERIOD

     - NO CHANGES IN THE FUND'S OPERATING EXPENSES

   ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

                                                                    LARGE CAP        MID CAP        SMALL CAP
                                                                   EQUITY FUND     EQUITY FUND     EQUITY FUND
                                                                    I SHARES        I SHARES        I SHARES
    ---------------------------------------------------------------------------------------------------------------
    ONE YEAR AFTER PURCHASE                                          $  102          $  108          $  126
    THREE YEARS AFTER PURCHASE                                       $  318          $  337          $  393
    FIVE YEARS AFTER PURCHASE                                        $  552          $  585          $  681
    TEN YEARS AFTER PURCHASE                                         $1,225          $1,294          $1,500

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS



   RBC GOVERNMENT INCOME FUND

   INVESTMENT OBJECTIVES. Relatively high current income consistent with relative stability of principal and safety.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its net assets in U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities). The Fund's investments in securities guaranteed by U.S. Government agencies are primarily mortgage backed securities. In general, its investments will have maximum maturities of ten years. By limiting the maturity of its portfolio securities the Fund seeks to moderate principal fluctuations. In addition, the Fund's Adviser pursues the Fund's objective by actively managing portfolio maturity and security selection by considering economic and market conditions. While short-term interest rate bets are avoided, the Adviser constantly monitors economic conditions and adjusts portfolio maturity, where appropriate, to capitalize on interest rate trends. Security selection is managed considering factors such as credit risk and relative interest rate yields available among fixed income market sectors.

   To permit desirable flexibility, the Fund has authority to invest a portion of its assets in corporate debt securities rated A or better by Standard and Poor's ("S&P") or Moody's Investor Services ("Moody's") (or deemed of comparable quality by the Adviser) and high quality money market instruments including commercial paper rated A-1 or better by S&P or Prime or better by Moody's (or deemed by the Adviser to be of comparable quality); certificates of deposit, bankers' acceptances and other short-term debt obligations of banks with total assets of at least $1 billion; and repurchase agreements with respect to securities in which the Fund is authorized to invest.

   While the Fund will not normally engage in frequent trading of portfolio securities, it will make changes in its investment portfolio from time to time as economic conditions and market prices dictate based on the Fund's investment objective. The Fund may also sell a security if it falls below the minimum credit quality required for purchase. If the Fund does buy and sell securities frequently, there will be increased transaction costs, which can negatively impact Fund performance and cause additional taxable gains to shareholders.

   A full discussion of all permissible investments can be found in the SAI.

   PRINCIPAL RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   INTEREST RATE RISK. All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's bond investments, and of its shares, will decline. In general, the longer the maturity of a bond, the higher the risk of price fluctuation.

   CREDIT RISK. Bonds are subject to the risk that the issuer may not make timely payments of principal and interest, or may default. The lower the credit rating of an instrument or issuer, the higher the level of credit risk.

   MARKET RISK. Market risk means that the bond market fluctuates in general, which may affect the performance of any individual fixed income security.

   SELECTION RISK. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives.

   PREPAYMENT RISK. The Fund's investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. Such prepayments are common when interest rates decline. When such a prepayment occurs, no additional interest will be paid on the amount of principal prepaid. Prepayment exposes the Fund to lower than anticipated return on its investment and to potentially lower return upon subsequent reinvestment of the principal.

   CALL RISK. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS



   PERFORMANCE INFORMATION



   The bar chart and table provide an indication of the risks of an investment in the Government Income Fund by showing its performance from year to year and as compared to a broad-based securities index. The Lehman Brothers Intermediate Government/Credit Index in the table below is an unmanaged index comprised of U.S. Treasury issues, debt of U.S. Government agencies and corporate debt guaranteed by the U.S. Government. Past performance does not indicate how the Fund will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE*
             YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES
        (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF DIVIDENDS AND
                                  DISTRIBUTIONS.)
   [PERFORMANCE BAR CHART]

1991                                                                             11.54
92                                                                                6.12
93                                                                                6.92
94                                                                               -1.56
95                                                                               13.52
96                                                                                2.86
97                                                                                7.23
98                                                                                7.57
99                                                                                0.89
00                                                                                9.48


                                                                         Best quarter:      Q2  1995      4.16%
                                                                         Worst quarter:     Q1  1994     -1.37%

For the period January 1, 2001 through September 30, 2001, the aggregate (non-annualized) total return of the Fund was 8.50%.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDING DECEMBER 31, 2000)

                                          INCEPTION    PAST    PAST 5   PAST 10     SINCE
                                            DATE       YEAR    YEARS     YEARS    INCEPTION
                    Class I Shares        12/31/90     9.48%   5.66%     6.36%      6.36%
                    Lehman Brothers
                     Intermediate
                     Government/ Credit
                     Index                12/31/90    10.47%   6.18%     7.19%      7.19%

    * The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by the Adviser (including its predecessor) and managed the same as the Fund in all material respects, for periods dating back to December 31, 1990, and prior to the Fund's commencement of operations on June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The Commingled account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower.)

   WHO MAY WANT TO INVEST?

   CONSIDER INVESTING IN THE FUND IF YOU ARE:

       - Seeking to add a monthly income component to your portfolio

       - Willing to accept the risks of price and dividend fluctuations

   THE FUND WILL NOT BE APPROPRIATE FOR ANYONE SEEKING SAFETY OF PRINCIPAL.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS



   RBC QUALITY INCOME FUND

   INVESTMENT OBJECTIVES. Current income and capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its net assets in U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities) and corporate debt obligations as well as other fixed income securities such as asset backed securities, mortgage backed securities and bank obligations. At least 70% of the Fund's net assets will be invested in fixed income securities rated at the time of purchase in one of the three highest categories by nationally recognized statistical rating organizations ("Rating Agencies") (or unrated securities of comparable quality). The Fund primarily focuses on maximizing current income. However, the Fund also may purchase fixed income securities that the Adviser believes have potential for capital appreciation in an attempt to achieve a high level of total return. The Fund also seeks to increase its total return by shortening the average maturity of its portfolio when it expects interest rates to increase and lengthening the average maturity to take advantage of expected interest rate declines. The Fund expects to maintain a dollar-weighted average portfolio maturity between five and fifteen years. The Adviser diversifies the Fund's holdings among sectors it considers favorable and reallocates assets in response to actual and expected market and economic changes.

   In selecting individual securities, the Adviser considers various factors, including: outlook for the economy and anticipated changes in interest rates and inflation; securities that appear to be inexpensive relative to other comparable securities; and securities that have the potential for an upgrade of their credit rating. A rating upgrade typically would increase the value of the security.

   Up to 30% of the Fund's total assets may be invested in securities rated BBB by S&P or Baa by Moody's (or, if unrated, deemed of comparable quality by the Adviser), preferred stocks, zero coupon obligations and convertible securities. The Fund may use covered options or interest-rate futures contracts to lengthen or shorten the Fund's average portfolio maturity.

   The Fund may sell a security if it falls below the minimum credit quality required for purchase, but it is not required to do so.

   A full discussion of all permissible investments can be found in the SAI.

   PRINCIPAL RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   INTEREST RATE RISK. All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's bond investments, and of its shares, will decline. In general, the longer the maturity of a bond, the higher the risk of price fluctuation.

   CREDIT RISK. Bonds are subject to the risk that the issuer may not make timely payments of principal and interest, or may default. The lower the credit rating of an instrument or issuer, the higher the level of credit risk. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in the four highest rating categories. Obligations rated in the fourth highest rating category are considered to have speculative characteristics. If an issuer of fixed income securities defaults on its obligations to pay interest or repay principal, or a bond's credit rating is downgraded, the Fund could lose money.

   MARKET RISK. Market risk means that the bond market in general fluctuates, which may affect the performance of any individual fixed income security.

   SELECTION RISK. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives.

   PREPAYMENT RISK. The Fund's investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. Such prepayments are common when interest rates decline. When such a prepayment occurs, no additional interest will be paid on the amount of principal prepaid. Prepayment exposes the Fund to lower than anticipated return on its investment and to potentially lower return upon subsequent reinvestment of the principal.

   CALL RISK. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS



   PERFORMANCE INFORMATION



   The bar chart and table provide an indication of the risks of an investment in the Quality Income Fund by showing performance of its first full year of operation and as compared to a broad-based securities index. The Lehman Brothers Intermediate Government/Credit Index in the table below is an unmanaged index comprised of U.S. Treasury issues, debt of U.S. Government agencies and corporate debt guaranteed by the U.S. Government. Past performance does not indicate how the Fund will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE*
             YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES
        (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF DIVIDENDS AND
                                  DISTRIBUTIONS.)
   [PERFORMANCE BAR CHART]

2000                                                                             11.69


                                                                         Best quarter:      Q4  2000     4.77%
                                                                         Worst quarter:     Q2  2000     0.38%

For the period January 1, 2001 through September 30, 2001, the aggregate (non-annualized) total return of the Fund was 6.77%.

AVERAGE ANNUAL TOTAL RETURNS*
(FOR THE PERIODS ENDING DECEMBER 31, 2000)

                                            INCEPTION    PAST      SINCE
                                              DATE       YEAR    INCEPTION
                    Class I Shares           5/11/99    11.69%     6.57%
                    Lehman Brothers
                     Government/ Credit
                     Index                   5/11/99    11.84%     6.16%

    * Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower.)

   WHO MAY WANT TO INVEST?

   CONSIDER INVESTING IN THE FUND IF YOU ARE:

       - Seeking to add a monthly income component to your portfolio

       - Willing to accept the risks of price and dividend fluctuations

   THE FUND WILL NOT BE APPROPRIATE FOR ANYONE SEEKING SAFETY OF PRINCIPAL.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS



   RBC NORTH CAROLINA TAX-FREE BOND FUND

   INVESTMENT OBJECTIVES. High current income that is free from both federal income tax and North Carolina personal income tax, together with relative safety of principal.

   PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in obligations issued by the State of North Carolina, its political subdivisions, and their agencies and instrumentalities, the income from which, in the opinion of the issuer's bond counsel, is exempt from regular federal and North Carolina personal income taxes. The Fund must normally (i.e., at times other than when investing for temporary, defensive purposes) invest at least 80% of its net assets in securities producing income that is not subject to regular federal income tax. However, the Fund will attempt to provide income that is fully free from regular federal and North Carolina personal income tax as well as from federal alternative minimum tax ("AMT"). The Fund must, under normal market conditions, have at least 80% of its net assets invested in municipal obligations issued by the State of North Carolina or its political subdivisions and at least 65% of its total assets although it expects generally to have higher portions invested in those instruments. The Fund maintains a dollar-weighted average portfolio maturity between five and ten years. No security in the Fund will have a remaining maturity of more than fifteen years.

   The Fund will purchase securities rated at least A or SP-1 by S&P or A or MIG-1 by Moody's or other rated or unrated securities of comparable quality. The Fund may invest up to 20% of its total assets in AMT obligations (10% maximum); U.S. Government securities; bank obligations; commercial paper; other taxable debt obligations and cash reserves; and repurchase agreements. The Fund may temporarily invest up to 50% in taxable and AMT investments under unusual market conditions.

   The Adviser varies the average portfolio maturity and reallocates its investments from time to time in response to actual and expected interest rate movements as well as other market and economic conditions.

   The Fund may also sell a security if it falls below the minimum credit quality required for purchase.

   A full discussion of all permissible investments can be found in the SAI.

   PRINCIPAL RISKS

   Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   INTEREST RATE RISK. All bonds fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the Fund's bond investments, and of its shares, will decline. In general, the longer the maturity of a bond, the higher the risk of price fluctuation.

   CREDIT RISK. Bonds are subject to the risk that the issuer may not make timely payments of principal and interest, or may default. The lower the credit rating of an instrument or issuer, the higher the level of credit risk. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in the three highest rating categories.

   MARKET RISK. Market risk means that the bond market in general fluctuates, which may affect the performance of any individual fixed income security.

   SELECTION RISK. Selection risk means that the particular bonds that are selected for the Fund may underperform the market or other funds with similar objectives.

   STATE SPECIFIC RISK. Because the Fund invests primarily in securities issued by North Carolina and its municipalities, it is more vulnerable to unfavorable political, economic or regulatory factors that may impair the ability of North Carolina issuers to pay interest or repay principal on their debt obligations than a fund that invests in obligations of many different states.

   CALL RISK. Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally higher for longer-term bonds.

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS



   PERFORMANCE INFORMATION



   The bar chart and table provide an indication of the risks of an investment in the North Carolina Tax-Free Bond Fund by showing its performance from year to year and as compared to a broad-based securities index. The Lehman Brothers Five-Year General Obligation Municipal Bond Index is an unmanaged index of debt obligations issued by municipalities. Past performance does not indicate how the Fund will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE*
             YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES
        (BOTH THE CHART AND THE TABLE ASSUME REINVESTMENT OF DIVIDENDS AND
                                  DISTRIBUTIONS.)
   [PERFORMANCE BAR CHART]

1992                                                                              5.53
93                                                                                8.28
94                                                                               -3.85
95                                                                               12.55
96                                                                                2.78
97                                                                                 8.3
98                                                                                5.85
99                                                                               -1.35
00                                                                                8.16


                                                                         Best quarter:      Q1  1995      4.67%
                                                                         Worst quarter:     Q1  1994     -3.49%

For the period January 1, 2001 through September 30, 2001, the aggregate (non-annualized) total return of the Fund was 5.41%.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDING DECEMBER 31, 2000)

                                           INCEPTION   PAST    PAST 5     SINCE
                                             DATE      YEAR    YEARS    INCEPTION
                    Class I Shares         01/31/91    8.16%   4.68%      5.20%
                    Lehman Brothers
                      Five-Year General
                      Obligation
                      Municipal Bond
                      Index                01/31/91    0.74%   5.71%      5.96%

    * The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by RBC and managed the same as the Fund in all material respects, for periods dating back to January 31, 1991, and prior to the Fund's commencement of operations on June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The Commingled account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower.)

   WHO MAY WANT TO INVEST?

   CONSIDER INVESTING IN THE FUND IF YOU ARE:

       - Seeking to add a monthly income component to your portfolio

       - Willing to accept the risks of price and dividend fluctuations

       - Seeking current income exempt from federal income taxes and North Carolina state personal income taxes

   THE FUND WILL NOT BE APPROPRIATE FOR:

       - Anyone seeking safety of principal

       - Tax-exempt institutions and certain retirement plans that are unable to benefit from the receipt of tax-exempt dividends

       - Residents of states other than North Carolina that are unable to benefit from the receipt of dividends exempt from North Carolina personal income taxes

 [ICON]

 RISK/RETURN SUMMARY AND FUND EXPENSES                BOND FUNDS



   FEES AND EXPENSES
   This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Bond Funds.

                                     FEE TABLE

                                                                  GOVERNMENT        QUALITY          NORTH CAROLINA
                                                                 INCOME FUND      INCOME FUND      TAX-FREE BOND FUND
                                                                   I SHARES         I SHARES            I SHARES
    -----------------------------------------------------------------------------------------------------------------------
    SHAREHOLDER FEES
      (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a %
      of offering price)                                             None             None                None
    Maximum Deferred Sales Charge (Load)
      (as a % of offering or sales price, whichever is less)         None             None                None
    ANNUAL FUND OPERATING EXPENSES
      (expenses that are deducted from fund assets)
    Management fees                                                  0.30%            0.60%               0.35%
    Distribution (12b-1) fees                                        None             None                None
    Other expenses                                                   0.38%            0.31%               0.42%
                                                                     ----             ----                ----
    TOTAL ANNUAL FUND OPERATING EXPENSES                             0.68%            0.91%               0.77%
                                                                     ----             ----                ----

   (1) Based on estimated expenses for the current fiscal year

   EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE
   ASSUMES:

     - $10,000 INVESTMENT

     - 5% ANNUAL RETURN AND REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

     - REDEMPTION AT THE END OF EACH PERIOD

     - NO CHANGES IN THE FUND'S OPERATING EXPENSES.

   ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

                                                                 GOVERNMENT        QUALITY           NORTH CAROLINA
                                                                INCOME FUND      INCOME FUND       TAX-FREE BOND FUND
                                                                  I SHARES         I SHARES             I SHARES
    -----------------------------------------------------------------------------------------------------------------------
    ONE YEAR AFTER PURCHASE                                         $ 69            $   93                $ 79
    THREE YEARS AFTER PURCHASE                                      $218            $  290                $246
    FIVE YEARS AFTER PURCHASE                                       $379            $  504                $428
    TEN YEARS AFTER PURCHASE                                        $847            $1,120                $954

 [ICON]

 DESCRIPTION OF THE FUNDS                 ADDITIONAL INFORMATION



   INVESTING FOR TEMPORARY DEFENSIVE PURPOSES

   When GCM determines that market conditions are appropriate, each of the Equity and Bond Funds may, for temporary defensive purposes, hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income). Each of the Equity and Bond Funds may invest up to 100% of its assets in money market instruments including short-term U.S. government securities, bank obligations and commercial paper. The Mid Cap, Large Cap and Small Cap Equity Funds' defensive investments may include instruments rated in the top three rating categories, but up to 15% of each Equity Fund's assets may be invested in securities rated BBB or Baa by S&P or Moody's. These instruments may have speculative characteristics. Each of the Bond Funds may also shorten its dollar-weighted average maturity below its normal range if such action is deemed appropriate by GCM for temporary defensive purposes. In addition, the North Carolina Tax-Free Bond Fund may invest up to 50% of its total assets for temporary defensive purposes in investments producing taxable income and AMT obligations. The Equity Funds may invest in equity securities which in the Adviser's opinion are more conservative than the types of securities that the Funds typically invest in. If a Fund is investing defensively, it will not be pursuing its investment objective.



   OTHER RISKS

   HEDGING RISK. As described
   previously, each of the Equity
   Funds is permitted to engage to
   a limited extent in various
   hedging transactions. In
   addition, each of the Bond Funds
   is also permitted to engage to
   limited extent in various
   hedging transactions, such as
   options and futures contracts. A
   Fund's hedging activities,
   although they are designed to
   help offset negative movements
   in the markets for the Fund's
   investments, will not always be
   successful. They can cause the
   Fund to lose money or to fail to
   get the benefit of a gain. Such
   negative effects may occur, for
   example, if the market moves in
   a direction that the Adviser
   does not anticipate or if the
   Fund is not able to close out
   its position in a hedging
   instrument or transaction.

                          OVERVIEW OF RISKS OF THE FUNDS

    ------------------------------------------------------------------------------------------------------------------------
                                                                   FOREIGN
                                             MARKET   SELECTION   INVESTMENT   INTEREST    CREDIT   PREPAYMENT   HEDGING
                                              RISK      RISK         RISK      RATE RISK    RISK       RISK       RISK
    ------------------------------------------------------------------------------------------------------------------------
      Large Cap Equity Fund                    X          X           X                                             X
    ------------------------------------------------------------------------------------------------------------------------
      Mid Cap Equity Fund                      X          X           X                                             X
    ------------------------------------------------------------------------------------------------------------------------
      Small Cap Equity Fund                    X          X           X                                             X
    ------------------------------------------------------------------------------------------------------------------------
      Government Income Fund                   X          X                        X         X          X           X
    ------------------------------------------------------------------------------------------------------------------------
      Quality Income Fund                      X          X                        X         X          X           X
    ------------------------------------------------------------------------------------------------------------------------
      North Carolina Tax-Free Bond Fund        X          X                        X         X                      X
    ------------------------------------------------------------------------------------------------------------------------

   A complete description of these and other risks can be found in the sections "Principal Risks," under each Fund's summary.

RISK PROFILE OF MUTUAL FUNDS
                                                                     [DIAGRAM]

 [ICON]

 MANAGEMENT OF THE FUNDS                         FUND MANAGEMENT



   INVESTMENT ADVISER

   The Funds are advised by Glenwood Capital Management, Inc. ("GCM" or the "Adviser"). GCM is a newly-formed, wholly-owned subsidiary of RBC Centura Bank, which is a wholly owned subsidiary of RBC Centura Banks, Inc. GCM maintains offices at 3201 Beechleaf Court, Suite 350, Raleigh, North Carolina 27604. RBC Centura Bank is a member of the Federal Reserve System and manages the financial assets of individual and institutional investors. RBC Centura Banks is wholly owned by Royal Bank of Canada ("RBC"). RBC is a diversified financial services company that provides personal and commercial banking, wealth management services, insurance, corporate and investment banking, online banking and transaction processing on a global basis. RBC employs approximately 50,000 people who serve approximately 10 million personal, business and public sector customers in North America and in some 30 countries around the world. GCM has approximately $1.5 billion in assets under management as of May 31, 2001 and has over 60 years of investment management experience. GCM employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities.

   For these advisory services, the Funds paid fees as follows during the fiscal year ended April 30, 2001:

                                                                  AS A PERCENTAGE OF
                                                                  AVERAGE NET ASSETS
                                                                   AS OF 4/30/2001
   Large Cap Equity Fund                                                0.70%
   Mid Cap Equity Fund                                                  0.70%
   Small Cap Equity Fund                                                0.70%
   Government Income Fund                                               0.30%
   Quality Income Fund                                                  0.60%
   North Carolina Tax-Free Bond Fund                                    0.35%

   PORTFOLIO MANAGERS

   GCM has several portfolio managers committed to the day-to-day management of the Funds, each of whom provided these services for the Funds through RBC Centura Bank prior to the assumption of the Funds' investment advisory contract by GCM in April, 2001.

   TED PONKO, CFA, has primary responsibility for management of the RBC LARGE CAP EQUITY FUND as well as co-management responsibility for the RBC SMALL CAP EQUITY FUND. Mr. Ponko has been a portfolio manager with RBC Centura Bank since August, 1998. From March 1993 to July 1998, Mr. Ponko was a trust officer with RBC Centura Bank. Mr. Ponko has over 14 years of experience in trust sales, administration, and investment. In 1978 he received a Bachelor of Arts degree with Honors in Philosophy from the College of William and Mary. He subsequently received his Master of Arts and Ph.D. from the University of North Carolina at Chapel Hill. Mr. Ponko is a CFA Charterholder Chartered Financial Consultant (ChFC) and a Certified Employee Benefits Specialist (CEBS).

   FORBES WATSON serves as portfolio manager for the RBC MID CAP EQUITY FUND. Mr. Watson joined RBC Centura Bank in August, 1998 and has 20 years' experience in the investment industry. Prior to joining RBC Centura Bank, Mr. Watson was employed as a portfolio manager with ParkSouth Corporation in Jackson, Mississippi from February 1997 to August 1998 and as a portfolio manager with Trustmark National Bank from June 1995 to February 1997. He graduated from the University of North Texas with a Bachelor of Arts degree in Finance and from Millsaps College with a Masters in Business Administration. He is a Level III candidate in the Chartered Financial Analyst program, a member of both the North Carolina Society for Financial Analysts and the Association for Investment Management and Research and a Beta Gamma Sigma honorary member at Millsaps College.

 [ICON]

 RBC PORTFOLIO MANAGERS                          FUND MANAGEMENT

   C. NATHANIEL SIEWERS, CFA, serves as portfolio manager of RBC NORTH CAROLINA TAX-FREE BOND FUND and RBC GOVERNMENT INCOME FUND and co-manager of the RBC QUALITY INCOME FUND. Mr. Siewers has over 17 years experience managing fixed income securities. He graduated from Wake Forest University with a Bachelor of Arts degree in Economics. He earned a Masters degree in Business Administration from East Carolina University. Mr. Siewers managed the fixed income portfolio for RBC Centura Bank from 1985 to 1997. Prior to that, he was the Chief Financial Officer for State Bank of Raleigh from 1980-1985. Mr. Siewers is a Certified Public Accountant and a Fellow in the North Carolina Association of Certified Public Accountants. Mr. Siewers has been on the faculty of the North Carolina School of Banking since 1987. He was the Dean of the School for the 1998 and 1999 sessions. Mr. Siewers is a member of the Association for Investment Management and Research, and the North Carolina Society of Financial Analysts.

   TERRY WALL serves as co-manager of the RBC SMALL CAP EQUITY FUND. Mrs. Wall has over 16 years experience in the trust investment area of RBC Centura Bank. She graduated from East Carolina University in Greenville with a Bachelor of Science in Business Administration. Mrs. Wall began her career with RBC Centura Bank (then Planters Bank) in the trust investment division in 1985. She is a Certified Public Accountant and a member of the North Carolina Association of Certified Public Accountants and the American Institute of Certified Public Accountants. She is a Level II candidate in the Charters Financial Analyst program. Mrs. Wall's other duties include serving as administrative liaison for the Investment Management Department, equity and fixed income trading, and performance evaluation.

   DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services Ohio, Inc ("BISYS") provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS also acts as the fund accountant, transfer agent and dividend paying agent of the Funds. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219.

   Centura Funds Distributor, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Funds' distributor. The Distributor is an affiliate of BISYS and was formed specifically to distribute the Funds.

 [ICON]

 SHAREHOLDER INFORMATION



   PRICING OF FUND SHARES

   HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                NAV =
     Total Assets - Liabilities
     --------------------------
          Number of Shares
             Outstanding
-----------------------------------

You can find most Funds' NAV daily
in the Wall Street Journal and in
other newspapers.

   The per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (the "Exchange"), normally at 4:00 p.m. Eastern time, on days the Exchange is open.

   Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Fund on any day that the Exchange is open for business. For example: If you place a purchase order to buy shares of the Government Income Fund, it must be received by 4:00 p.m. Eastern time in order to receive the NAV calculated at 4:00 p.m. If your order is received after 4:00 p.m. Eastern time, you will receive the NAV calculated on the next day at 4:00 p.m. Eastern time.

   The Funds' securities, other than short-term debt obligations, are generally valued at current market prices unless market quotations are not available, in which case securities will be valued by a method that the Board of Directors believes accurately reflects fair value. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost or based on their acquisition cost.



   PURCHASING AND SELLING YOUR SHARES

   You may purchase shares of the Funds through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.



   PURCHASING AND ADDING TO YOUR CLASS I SHARES

   While no minimum initial or subsequent purchase amount is required, Class I shares are available only to certain trust or institutional clients of the Adviser, as well as clients investing through a qualified wrap account through an approved broker-dealer.

   All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

   The Distributor may reject a purchase order if it considers it in the best interest of a Fund and its shareholders.

     AVOID BACKUP TAX WITHHOLDING
     Each Fund is required to withhold 30.5% (30% for 2002 and 2003) of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
 20

 [ICON]

 SHAREHOLDER INFORMATION



   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

   All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:


     BY MAIL                  BY REGULAR MAIL                                   BY EXPRESS MAIL
                              RBC Funds                                         RBC Funds
                              P.O. Box 182485                                   3435 Stelzer Road
                              Columbus, OH 43218-2485                           Columbus, OH 43219
                              For Initial Investment:
                              1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
                              2. Make check, bank draft or money order payable to "RBC Funds" and include the name of the appropriate Fund(s) on the check.
                              3. Mail or deliver application and payment to address above.
                              For Subsequent Investment:
                              1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:
                               - Fund name
                               - Share class
                               - Amount invested
                               - Account name and account number
                              2. Make check, bank draft or money order payable to "RBC Funds" and include your account number on the check.
                              3. Mail or deliver investment slip and payment to the address above.

     ELECTRONIC PURCHASES     Your bank must participate in the Automated
                              Clearing House (ACH) and must be a U.S. Bank.
                              Your bank or broker may charge for this service.
                              Establish the electronic purchase option on your
                              account application or call 1-800-442-3688. Your
                              account can generally be set up for electronic
                              purchases within 15 days.
                              Call 1-800-442-3688 to arrange a transfer from
                              your bank account.

     BY WIRE TRANSFER         Call 1-800-442-3688 to obtain a new account number and instructions for sending your application, and for instructing your bank to wire transfer your investment.
                              NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

                          ELECTRONIC VS. WIRE TRANSFER
Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.
                                                               QUESTIONS?

                                                        Call 1-800-442-3688 or
                                                        your investment
                                                        representative.

 [ICON]

 SHAREHOLDER INFORMATION



   PURCHASING AND ADDING TO YOUR SHARES

   You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

   DIRECTED DIVIDEND OPTION

   By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another RBC Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION WHICH MAY BE TAXABLE. (SEE "SHAREHOLDER
   INFORMATION -- DIVIDENDS, DISTRIBUTIONS AND TAXES")

   SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received in good order by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.



                                      WITHDRAWING MONEY FROM YOUR FUND
                                      INVESTMENT

                                      As a mutual fund shareholder, you are
                                      technically selling shares when you
                                      request a withdrawal in cash. This is
                                      also known as redeeming shares or a
                                      redemption of shares.

 [ICON]

 SHAREHOLDER INFORMATION



   SELLING YOUR SHARES -- CONTINUED
   INSTRUCTIONS FOR SELLING SHARES

   If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.


     BY TELEPHONE                            1. Call 1-800-442-3688 with instructions as to how you wish
     (unless you have declined telephone     to receive your funds (mail, wire, electronic transfer).
     sales privileges)                          (See "General Policies on Selling Shares -- Verifying
                                                Telephone Redemptions" below)

     BY MAIL                                 1. Call 1-800-442-3688 to request redemption forms or write
     (See "Selling Your Shares --            a letter of instruction indicating:
     Redemptions in Writing Required")       - your Fund and account number
                                             - amount you wish to redeem
                                             - address where your check should be sent
                                             - account owner signature
                                             2. Mail to: RBC Funds
                                                        P.O. Box 182485
                                                        Columbus, OH 43218-2485

     BY OVERNIGHT SERVICE                    See instruction 1 above.
     (See "General Policies on Selling       2. Send to: RBC Funds
     Shares -- Redemptions in Writing                   c/o BISYS Fund Services
     Required" below)                                   Attn: Shareholder Services
                                                        3435 Stelzer Road
                                                        Columbus, OH 43219

     WIRE TRANSFER                           Call 1-800-442-3688 to request a wire transfer.
     You must indicate this option on        If you call by 4 p.m. Eastern time, your payment will
     your application.                       normally be wired to your bank on the next business day.
     Note: Your financial institution may
     charge a fee.

     ELECTRONIC REDEMPTIONS                  Call 1-800-442-3688 to request an electronic redemption.
     Your bank must participate in the       If you call by 4 p.m. Eastern time, the NAV of your shares
     Automated Clearing House (ACH) and      will normally be determined on the same day and the proceeds
     must be a U.S. bank.                    credited within 8 days.
     Your bank may charge for this
     service.

                                                              QUESTIONS?

                                                          Call 1-800-442-3688

 [ICON]

 SHAREHOLDER INFORMATION



   SELLING YOUR SHARES -- CONTINUED

   SYSTEMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The maximum withdrawal per year is 12% of the account value at the time of election. To activate this feature:

     - Make sure you've checked the appropriate box on the Account Application. Or call 1-800-442-3688.

     - Include a voided personal check.

     - Your account must have a value of $12,000 or more to start withdrawals.

     - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Redemption requests requiring a signature guarantee, which include each of the following:

     - Your account address has changed within the last 10 business days

     - The check is not being mailed to the address on your account

     - The check is not being made payable to the owners of the account

     - The redemption proceeds are being transferred to another Fund account with a different registration

     - The redemption proceeds are being wired to bank instructions currently not on your account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   TELEPHONE REDEMPTIONS

   The Funds make every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   At times of peak activity it may be difficult to place requests by phone. During those times, consider sending your request in writing.

 [ICON]

 SHAREHOLDER INFORMATION



   SELLING YOUR SHARES -- CONTINUED

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, your redemption proceeds will not be mailed until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check or federal funds wire.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular mail or express mail.

   REDEMPTION IN KIND

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind" for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $1,000 (not as a result of market action), the Fund may ask you to increase your balance. If it is still below $1,000 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

 [ICON]

 SHAREHOLDER INFORMATION                  EXCHANGING YOUR SHARES

   You can exchange your shares in one Fund for shares of the same class of another RBC Fund. No transaction fees are charged for exchanges (see "Notes" below).

   Exchanges from one Fund to another are taxable.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to RBC Funds, P.O. Box 182485, Columbus OH 43218-2485, or by calling 1-800-442-3688. Please provide the following information:

     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your Social Security number)

     - Dollar value or number of shares to be exchanged

     - The name of the Fund from which the exchange is to be made

     - The name of the Fund into which the exchange is being made.

   See "Selling your Shares" for important information about telephone transactions.

   To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to five exchanges within a one year period or three exchanges in a calendar quarter.

   NOTES ON EXCHANGES

   The registration and tax identification numbers of the two accounts must be identical.

   The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   Be sure to read carefully the Prospectus information for Fund into which you wish to exchange shares.

                                                              QUESTIONS?

                                                          Call 1-800-442-3688
 26

 [ICON]

 SHAREHOLDER INFORMATION      DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends on each Equity Fund are declared and paid monthly. Dividends on all other Funds are declared daily and paid monthly. Capital gains for all Funds are distributed at least annually.

   An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

   Dividends from net investment income and short-term capital gains are taxable as ordinary income as are dividends paid by the North Carolina Tax-Free Bond Fund that are derived from taxable investments. Taxes on capital gains earned and distributed by the Funds will vary with the length of time the Fund has held the security not how long you have invested in the Fund.

   North Carolina law exempts from income taxation dividends received from a mutual fund in proportion to the income of the mutual fund that is attributable to interest on U.S. Government securities or bonds of the State of North Carolina or any of its counties, municipalities or political subdivisions.

   During normal market conditions, the North Carolina Tax-Free Bond Fund expects that substantially all of its dividends will be excluded from gross income for federal income tax purposes. However, distributions, if any, derived from net capital gains will generally be taxable to you as capital gains for federal, state or local tax purposes. The Fund may invest in certain securities with interest that may be a preference item for the purposes of the alternative minimum tax or a factor in determining whether Social Security benefits are taxable. In such event, a portion of the Fund's dividends would not be exempt from federal income taxes.

   Some dividends may be taxable in the year in which they are declared, even if they are paid or appear on your account statement the following year. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

   CHANGE IN NAME

   Prior to November 1, 2001 the Funds were known as "Centura Funds, Inc."

 [ICON]

 FINANCIAL HIGHLIGHTS                               EQUITY FUNDS

   The Financial Highlights Table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the years ended April 30, 2001, 2000 and 1999 has been audited by KPMG LLP whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request. The information for earlier periods has been audited by other auditors.



                             LARGE CAP EQUITY FUND
CLASS I

                                                                 FOR THE YEAR ENDED APRIL 30,              FOR THE
                                                           ----------------------------------------     PERIOD ENDED
                                                             2001       2000       1999      1998     APRIL 30, 1997(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                   $  15.57   $  13.80   $  12.58   $ 10.89        $ 10.00
    -------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                      (e)      0.01       0.12      0.29           0.15
      Net realized and unrealized gains (loss) from
        investments                                           (2.55)      2.03       2.21      2.89           0.91
    -------------------------------------------------------------------------------------------------------------------
        Total from investment activities                      (2.55)      2.04       2.33      3.18           1.06
    -------------------------------------------------------------------------------------------------------------------
    DIVIDENDS
      Net investment income                                      --      (0.01)     (0.13)    (0.28)         (0.15)
      In excess of net investment income                         (e)     (0.01)        --        --             --
      Net realized gains                                      (0.95)     (0.25)     (0.98)    (1.21)         (0.02)
    -------------------------------------------------------------------------------------------------------------------
        Total dividends                                       (0.95)     (0.27)     (1.11)    (1.49)         (0.17)
    -------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                         $  12.07   $  15.57   $  13.80   $ 12.58        $ 10.89
    -------------------------------------------------------------------------------------------------------------------
        Total return                                         (16.96%)    14.88%     19.94%    30.72%         10.65%(c)
    -------------------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTAL DATA:
      Net assets at end of period (000)                    $149,839   $194,157   $139,857   $65,053        $52,486
      Ratio of expenses to average net assets                  1.00%      1.00%      0.92%     0.67%          0.75%(b)
      Ratio of net investment income to average net
        assets                                                (0.03%)     0.09%      0.82%     2.37%          2.45%(b)
      Ratio of expenses to average net assets*                   (d)        (d)      1.02%     1.08%          1.17%(b)
      Portfolio turnover rate**                                  31%        63%       114%       39%            24%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

   ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from October 1, 1996 (commencement of operations) to April 30, 1997.

   (b) Annualized.

   (c) Not annualized.

   (d) There were no waivers or reimbursements during the period.

   (e) Less than $0.01.




                                MID CAP EQUITY FUND
CLASS I

                                                                      FOR THE YEAR ENDED APRIL 30,
                                                           ---------------------------------------------------
                                                             2001      2000       1999       1998       1997
    NET ASSET VALUE, BEGINNING OF PERIOD                   $  14.14   $ 15.37   $  16.16   $  15.33   $  14.31
    ----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                    0.04      0.01       0.07       0.09       0.09
      Net realized and unrealized gains from investments
        and futures                                            0.99      2.74       1.15       4.94       1.58
    ----------------------------------------------------------------------------------------------------------
        Total from investment activities                       1.03      2.75       1.22       5.03       1.67
    ----------------------------------------------------------------------------------------------------------
    DIVIDENDS
      Net investment income                                   (0.03)       --      (0.06)     (0.09)     (0.09)
      In excess of net investment income                         (a)       (a)        --         --         --
      Net realized gain                                       (3.01)    (3.98)     (1.95)     (4.11)     (0.56)
    ----------------------------------------------------------------------------------------------------------
        Total dividends                                       (3.04)    (3.98)     (2.01)     (4.20)     (0.65)
    ----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                         $  12.13   $ 14.14   $  15.37   $  16.16   $  15.33
    ----------------------------------------------------------------------------------------------------------
        Total return                                           6.17%    21.67%      8.93%     36.89%     11.82%
    ----------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTAL DATA:
      Net assets at end of period (000)                    $120,842   $84,905   $138,897   $179,859   $147,213
      Ratio of expenses to average net assets                  1.06%     1.06%      1.03%      1.00%      1.05%
      Ratio of net investment income to average net
        assets                                                 0.35%     0.10%      0.46%      0.56%      0.67%
      Portfolio turnover rate*                                   66%       61%       142%        49%        67%

    * Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

   (a) Less than $0.01 per share.
 28

 [ICON]
                                                             EQUITY FUNDS

 FINANCIAL HIGHLIGHTS                                BONDS FUNDS



                               SMALL CAP EQUITY FUND
CLASS I

                                                                  FOR THE YEAR ENDED
                                                                       APRIL 30,                 FOR THE
                                                              ---------------------------     PERIOD ENDED
                                                               2001      2000      1999     APRIL 30, 1998(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                      $ 12.57   $ 12.72   $ 14.99        $ 10.00
    ---------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income (loss)                              (0.06)    (0.07)    (0.02)          0.06
      Net realized and unrealized gains (losses) from
        investments                                              0.06      2.33     (1.21)          5.86
    ---------------------------------------------------------------------------------------------------------
        Total from investment activities                           --      2.26     (1.23)          5.92
    ---------------------------------------------------------------------------------------------------------
    DIVIDENDS
      Net investment income                                        --        --        --          (0.06)
      Net realized gains                                        (0.91)    (2.41)    (1.04)         (0.87)
    ---------------------------------------------------------------------------------------------------------
        Total dividends                                         (0.91)    (2.41)    (1.04)         (0.93)
    ---------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                            $ 11.66   $ 12.57   $ 12.72        $ 14.99
    ---------------------------------------------------------------------------------------------------------
        Total return                                            (0.17%)   20.24%    (7.84%)        60.98%(c)
    ---------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTAL DATA:
      Net assets at end of period (000)                       $22,877   $20,645   $30,057        $31,583
      Ratio of expenses to average net assets                    1.24%     1.21%     1.23%          1.16%(b)
      Ratio of net investment income (loss) to average net
        assets                                                  (0.60%)   (0.51%)   (0.19%)         0.46%(b)
      Ratio of expenses to average net assets*                     (d)       (d)       (d)          1.27%(b)
      Portfolio turnover rate**                                    71%      258%      130%            71%

    * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

   ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from May 2, 1997 (commencement of operations) to April 30, 1998.

   (b) Annualized.

   (c) Not annualized.

   (d) There were no waivers or reimbursements during the period.



                              GOVERNMENT INCOME FUND
CLASS I

                                                                      FOR THE YEAR ENDED APRIL 30,
                                                           --------------------------------------------------
                                                            2001      2000       1999       1998       1997
    NET ASSET VALUE, BEGINNING OF PERIOD                   $  9.66   $ 10.03   $  10.19   $   9.94   $  10.01
    ---------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                   0.58      0.53       0.52       0.57       0.59
      Net realized and unrealized gains (loss) from
        investments                                           0.48     (0.33)      0.04       0.25      (0.07)
    ---------------------------------------------------------------------------------------------------------
        Total from investment activities                      1.06      0.20       0.56       0.82       0.52
    ---------------------------------------------------------------------------------------------------------
    DIVIDENDS
      Net investment income                                  (0.58)    (0.53)     (0.52)     (0.57)     (0.59)
      Net realized gains                                        --     (0.04)     (0.20)        --         --
    ---------------------------------------------------------------------------------------------------------
        Total dividends                                      (0.58)    (0.57)     (0.72)     (0.57)     (0.59)
    ---------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                         $ 10.14   $  9.66   $  10.03   $  10.19   $   9.94
    ---------------------------------------------------------------------------------------------------------
        Total return                                         11.29%     1.99%      5.64%      8.48%      5.33%
    ---------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTAL DATA:
      Net assets at end of period (000)                    $33,859   $43,486   $118,640   $131,068   $119,434
      Ratio of expenses to average net assets                 0.68%     0.63%      0.59%      0.59%      0.58%
      Ratio of net investment income to average net
        assets                                                5.87%     5.31%      5.11%      5.68%      5.88%
      Portfolio turnover rate*                                 103%       60%       104%       121%        26%

   * Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 [ICON]

 FINANCIAL HIGHLIGHTS                                 BOND FUNDS



                                QUALITY INCOME FUND
CLASS I

                                                              FOR THE                 FOR THE
                                                            PERIOD ENDED           PERIOD ENDED
                                                           APRIL 30, 2001        APRIL 30, 2000(a)
                                                           --------------        -----------------
    NET ASSET VALUE, BEGINNING OF PERIOD                      $  9.50                 $ 10.00
    ----------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                      0.60                    0.52
      Net realized and unrealized gains (loss) from
        investments                                              0.58                   (0.50)
    ----------------------------------------------------------------------------------------------
        Total from investment activities                         1.18                    0.02
    ----------------------------------------------------------------------------------------------
    DIVIDENDS
      Net investment income                                     (0.60)                  (0.52)
      Net realized gains                                        (0.02)                     --
    ----------------------------------------------------------------------------------------------
        Total dividends                                         (0.62)                  (0.52)
    ----------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                            $ 10.06                 $  9.50
    ----------------------------------------------------------------------------------------------
        Total return                                            12.74%                   0.20%(c)
    ----------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTAL DATA:
      Net assets at end of period (000)                       $77,808                 $69,558
      Ratio of expenses to average net assets                    0.91%                   1.09%(b)
      Ratio of net investment income to average net
        assets                                                   6.10%                   5.65%(b)
      Ratio of expenses to average net assets*                     (d)                   1.11%(b)
      Portfolio turnover rate**                                   130%                    314%

    * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

   ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

   (a) For the period from May 11, 1999 (commencement of operations) to April 30, 2000.

   (b) Annualized.

   (c) Not annualized.

   (d) There were no waivers or reimbursements during the period.



                         NORTH CAROLINA TAX-FREE BOND FUND
CLASS I

                                                                    FOR THE YEAR ENDED APRIL 30,
                                                           -----------------------------------------------
                                                            2001      2000      1999      1998      1997
    NET ASSET VALUE, BEGINNING OF PERIOD                   $  9.91   $ 10.45   $ 10.30   $  9.98   $ 10.04
    ------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                   0.42      0.41      0.43      0.46      0.46
      Net realized and unrealized gains (loss) from
        investments                                           0.39     (0.51)     0.20      0.32      0.03
    ------------------------------------------------------------------------------------------------------
        Total from investment activities                      0.81     (0.10)     0.63      0.78      0.49
    ------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                  (0.42)    (0.41)    (0.43)    (0.46)    (0.46)
      In excess of net investment income                        --     (0.01)       --        --        --
      Net realized gains                                        --     (0.02)    (0.05)       --     (0.09)
    ------------------------------------------------------------------------------------------------------
        Total distributions                                  (0.42)    (0.44)    (0.48)    (0.46)    (0.55)
    ------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                         $ 10.30   $  9.91   $ 10.45   $ 10.30   $  9.98
    ------------------------------------------------------------------------------------------------------
        Total return                                          8.31%    (0.90%)    6.22%     7.89%     4.97%
    ------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTAL DATA:
      Net assets at end of period (000)                    $29,223   $32,461   $39,519   $37,456   $32,159
      Ratio of expenses to average net assets                 0.75%     0.73%     0.56%     0.44%     0.44%
      Ratio of net investment income to average net
        assets                                                4.13%     4.09%     4.15%     4.44%     4.56%
      Ratio of expenses to average net assets*                0.77%     0.76%     0.76%     0.79%     0.80%
      Portfolio turnover rate**                                 13%       14%       11%       29%       34%

    * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

   ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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

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

                 (This page has been left blank intentionally.)

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS (REPORTS):

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

   You can get free copies of reports and the SAI, or request other information and discuss your questions about the funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                                   RBC Funds
                                P.O. BOX 182485
                           Columbus, Ohio 43218-2485
                           Telephone: 1-800-442-3688

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

Investment Company Act File No. 811-8384.